================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2018

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ITEM 1. SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                               January 31, 2018
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Other
   Subsequent Event Evaluations

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments
-----------------------

Investment Abbreviations
  ADR     American Depositary Receipt
  GDR     Global Depositary Receipt
  P.L.C.  Public Limited Company
  SA      Special Assessment

Investment Footnotes
  +       See Security Valuation Note within the Notes to Schedules of
          Investments.
  ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  @       Security purchased with cash proceeds from Securities on Loan.
  ^^      See Federal Tax Cost Note within the Notes to Schedules of
          Investments.
  --      Amounts designated as -- are either zero or rounded to zero.
  (S)     Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2018
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (94.6%)

BRAZIL -- (6.5%)
*   Aliansce Shopping Centers SA                           796,814 $  4,558,117
*   B2W Cia Digital                                         97,568      651,801
    B3 SA - Brasil Bolsa Balcao                          1,104,817    9,050,509
    Banco Alfa de Investimento SA                           15,800       28,022
    Banco Bradesco SA                                      220,700    2,725,632
    Banco do Brasil SA                                   7,363,035   91,730,895
    Banco Santander Brasil SA                            1,500,493   16,892,146
#   Banco Santander Brasil SA                              104,100    1,172,166
*   Brasil Brokers Participacoes SA                      1,941,457      596,859
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas                                             91,284      383,692
*   Cia Siderurgica Nacional SA                          3,476,098   12,008,920
*   Construtora Tenda SA                                   343,902    2,411,272
*   Cosan Logistica SA                                      40,539      127,504
    Cosan SA Industria e Comercio                        1,189,326   16,300,007
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes                                      3,676,417   17,296,240
*   Direcional Engenharia SA                             1,506,861    3,097,962
    Duratex SA                                           4,362,612   13,969,682
    Embraer SA                                           1,693,862   10,642,140
    Embraer SA Sponsored ADR                               933,473   23,570,193
*   Eternit SA                                             658,302      206,567
*   Even Construtora e Incorporadora SA                  3,516,675    6,903,889
    Ez Tec Empreendimentos e Participacoes SA            1,034,826    7,235,411
    Fibria Celulose SA                                     969,510   16,686,465
    Fibria Celulose SA Sponsored ADR                     2,157,001   37,100,417
    Fras-Le SA                                               8,500       14,575
#   Gafisa SA ADR                                          169,012    1,845,609
    Gerdau SA                                            1,775,763    6,894,053
#   Gerdau SA Sponsored ADR                              9,407,668   42,146,353
    Guararapes Confeccoes SA                                26,222    1,299,256
*   Helbor Empreendimentos SA                            2,980,126    1,853,857
    Industrias Romi SA                                       5,100       12,967
    International Meal Co. Alimentacao SA                  643,000    1,895,401
    Iochpe Maxion SA                                     1,586,293   11,852,564
    JBS SA                                              12,439,175   39,233,037
*   JHSF Participacoes SA                                1,382,074      824,868
*   Kepler Weber SA                                         12,200       63,100
    Kroton Educacional SA                               10,088,514   51,362,205
    Magnesita Refratarios SA                               643,250   11,102,611
*   Marisa Lojas SA                                         18,900       47,481
*   Mills Estruturas e Servicos de Engenharia SA           627,446      876,932
    MRV Engenharia e Participacoes SA                    4,789,457   22,792,534
*   Paranapanema SA                                      1,683,489      829,953
*   Petro Rio SA                                            19,400      537,787
*   Petroleo Brasileiro SA                               6,194,183   41,446,031
#*  Petroleo Brasileiro SA Sponsored ADR                14,614,044  195,243,628
    Porto Seguro SA                                        627,981    8,707,812
*   Profarma Distribuidora de Produtos Farmaceuticos SA     51,700      114,595
    QGEP Participacoes SA                                1,551,066    4,893,804
*   Restoque Comercio e Confeccoes de Roupas SA                800        7,759
*   RNI Negocios Imobiliarios SA                           109,475      208,881
*   Santos Brasil Participacoes SA                       1,221,500    1,350,535

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
BRAZIL -- (Continued)
    Sao Carlos Empreendimentos e Participacoes SA         56,800 $      726,705
    Sao Martinho SA                                      146,289        864,823
    SLC Agricola SA                                      907,091      8,939,035
*   Springs Global Participacoes SA                       62,100        231,231
    Sul America SA                                     2,261,538     14,412,671
    Suzano Papel e Celulose SA                         5,933,556     38,476,857
    T4F Entretenimento SA                                 12,800         29,116
    Technos SA                                            74,800         87,560
*   Tecnisa SA                                         2,398,114      1,535,535
*   TPI - Triunfo Participacoes e Investimentos SA       528,200        621,776
    Tupy SA                                              444,585      2,526,204
*   Usinas Siderurgicas de Minas Gerais SA               527,800      2,337,632
    Vale SA                                           26,786,779    349,101,813
#   Vale SA Sponsored ADR                             22,064,774    288,827,890
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA                     73,490        470,665
    Via Varejo SA                                         90,524        229,680
                                                                 --------------
TOTAL BRAZIL                                                      1,452,223,889
                                                                 --------------
CHILE -- (1.6%)
    Besalco SA                                           512,877        611,525
    CAP SA                                               872,198     11,290,795
    Cementos BIO BIO SA                                  665,307        999,227
    Cencosud SA                                       11,427,087     35,615,428
*   Cia Pesquera Camanchaca SA                           113,206         10,873
*   Cia Sud Americana de Vapores SA                   88,156,851      4,590,024
    Cristalerias de Chile SA                             264,624      2,922,606
    Empresa Nacional de Telecomunicaciones SA            212,179      2,535,500
*   Empresas AquaChile SA                                 91,552         55,376
    Empresas CMPC SA                                  14,553,948     57,260,410
    Empresas COPEC SA                                  2,857,247     49,429,183
    Empresas Hites SA                                  1,868,082      2,326,371
*   Empresas La Polar SA                               7,572,399        819,292
    Enel Americas SA                                  10,922,839      2,556,214
#   Enel Americas SA ADR                               3,841,992     45,258,666
    Enel Chile SA                                      3,763,606     23,710,718
    Grupo Security SA                                  1,746,155        944,254
    Inversiones Aguas Metropolitanas SA                4,778,171      9,440,065
    Itau CorpBanca(BYT25P4)                          694,240,669      7,047,617
    Itau CorpBanca(BZ30DD5)                                3,677         56,221
    Latam Airlines Group SA                            2,018,011     34,945,870
#   Latam Airlines Group SA Sponsored ADR              1,153,931     19,709,141
*   Masisa SA                                         43,018,684      3,391,383
    PAZ Corp. SA                                       2,189,657      4,079,111
    Ripley Corp. SA                                   12,336,290     14,614,994
    Salfacorp SA                                       3,417,288      7,036,887
    Sigdo Koppers SA                                      98,253        207,444
    Sociedad Matriz SAAM SA                           53,555,204      5,905,072
    Socovesa SA                                        5,888,997      4,159,664
    Vina Concha y Toro SA                              1,010,981      2,247,863

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA                             829,142 $     11,022
                                                                   ------------
TOTAL CHILE                                                         353,788,816
                                                                   ------------
CHINA -- (17.4%)
    361 Degrees International, Ltd.                      6,159,000    2,241,011
*   A8 New Media Group, Ltd.                               986,000       64,349
#   Agile Group Holdings, Ltd.                          15,710,999   28,148,230
    Agricultural Bank of China, Ltd. Class H           137,993,000   84,429,369
    Air China, Ltd. Class H                              4,062,000    5,921,721
    Ajisen China Holdings, Ltd.                          1,403,000      678,595
    AMVIG Holdings, Ltd.                                 5,293,100    1,393,642
#   Angang Steel Co., Ltd. Class H                       5,430,640    5,897,909
    Anhui Conch Cement Co., Ltd. Class H                   862,500    4,732,393
#*  Anton Oilfield Services Group                        8,348,000    1,222,022
*   Anxin-China Holdings, Ltd.                           6,152,000       56,781
    Asia Cement China Holdings Corp.                     6,381,500    2,601,592
#*  Asian Citrus Holdings, Ltd.                          4,633,000       66,629
    AVIC International Holdings, Ltd. Class H            3,328,000    2,884,929
    AviChina Industry & Technology Co., Ltd. Class H     1,098,000      588,158
    BAIC Motor Corp., Ltd. Class H                       7,926,500   12,380,205
    Bank of China, Ltd. Class H                        419,227,817  251,257,532
    Bank of Chongqing Co., Ltd. Class H                  2,606,000    2,393,881
    Bank of Communications Co., Ltd. Class H            36,795,574   31,776,077
*   Baoye Group Co., Ltd. Class H                        2,743,120    1,931,352
#   BBMG Corp. Class H                                  12,369,000    6,138,091
    Beijing Capital Land, Ltd. Class H                   9,179,060    5,985,139
    Beijing Enterprises Holdings, Ltd.                   2,762,000   16,949,399
#   Beijing North Star Co., Ltd. Class H                 3,256,000    1,283,480
#*  Beijing Properties Holdings, Ltd.                      456,000       18,619
#*  Boer Power Holdings, Ltd.                            1,115,000      257,574
    Bosideng International Holdings, Ltd.               12,864,000    1,181,420
#*  Boyaa Interactive International, Ltd.                1,734,000      723,754
*   C C Land Holdings, Ltd.                             24,815,429    5,667,282
    Cabbeen Fashion, Ltd.                                  663,000      190,250
#*  Capital Environment Holdings, Ltd.                   6,072,000      239,784
#*  CAR, Inc.                                              706,000      584,917
    Carrianna Group Holdings Co., Ltd.                   3,880,391      550,556
*   CECEP COSTIN New Materials Group, Ltd.                 132,000        1,898
*   Central China Real Estate, Ltd.                      6,727,350    3,357,300
*   Century Sunshine Group Holdings, Ltd.               14,780,000      490,328
#*  CGN Meiya Power Holdings Co., Ltd.                  12,820,000    1,838,522
    Changshouhua Food Co., Ltd.                             91,000       45,028
#   Chaowei Power Holdings, Ltd.                         4,120,000    2,341,190
*   Chigo Holding, Ltd.                                 32,078,000      469,923
#   China Aerospace International Holdings, Ltd.        21,730,000    2,615,042
    China Agri-Industries Holdings, Ltd.                18,251,500    8,473,935
    China Aoyuan Property Group, Ltd.                   10,408,000    9,151,742
    China BlueChemical, Ltd. Class H                    13,706,878    4,930,833
    China Cinda Asset Management Co., Ltd. Class H      50,717,000   21,423,753
    China CITIC Bank Corp., Ltd. Class H                37,772,112   31,010,514
#   China Coal Energy Co., Ltd. Class H                 11,883,000    6,132,047
    China Communications Construction Co., Ltd.
      Class H                                           27,113,327   32,283,473

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    China Communications Services Corp., Ltd. Class H   20,989,071 $ 13,296,062
    China Construction Bank Corp. Class H              539,462,101  619,341,028
    China Dongxiang Group Co., Ltd.                     17,110,000    3,477,453
    China Electronics Optics Valley Union Holding
      Co., Ltd.                                          1,692,000      151,177
*   China Environmental Technology and Bioenergy
      Holdings, Ltd.                                       690,000       21,725
    China Everbright Bank Co., Ltd. Class H             18,881,000   10,685,717
    China Everbright, Ltd.                               7,561,869   18,604,848
*   China Fiber Optic Network System Group, Ltd.         3,598,000       60,391
    China Financial Services Holdings, Ltd.              1,884,000      159,136
#   China Foods, Ltd.                                    2,402,000    1,294,422
    China Galaxy Securities Co., Ltd. Class H            1,388,000    1,130,711
*   China Glass Holdings, Ltd.                           7,390,000      753,220
    China Greenfresh Group Co., Ltd.                     1,919,000      318,569
*   China Harmony New Energy Auto Holding, Ltd.          4,503,500    3,303,268
*   China High Precision Automation Group, Ltd.            429,000       12,545
#   China High Speed Transmission Equipment Group
      Co., Ltd.                                          1,889,000    3,327,408
#   China Hongqiao Group, Ltd.                          10,475,000   13,355,319
    China Huarong Asset Management Co., Ltd. Class H    25,280,000   12,754,171
*   China Huiyuan Juice Group, Ltd.                      6,035,483    1,794,992
#   China International Capital Corp., Ltd. Class H      1,824,000    4,091,053
#   China International Marine Containers Group Co.,
      Ltd. Class H                                         423,400      871,442
*   China ITS Holdings Co., Ltd.                         5,486,147      335,990
#   China Jinmao Holdings Group, Ltd.                   38,074,580   24,784,828
    China Lesso Group Holdings, Ltd.                     3,909,000    3,045,971
*   China Longevity Group Co., Ltd.                      1,152,649       37,868
    China Machinery Engineering Corp. Class H            2,447,000    1,604,198
#   China Merchants Land, Ltd.                          12,968,000    2,547,390
    China Merchants Port Holdings Co., Ltd.              8,432,383   22,234,038
    China Minsheng Banking Corp., Ltd. Class H          23,079,500   26,325,718
    China Mobile, Ltd.                                   9,881,500  104,056,074
    China Mobile, Ltd. Sponsored ADR                       567,776   29,899,084
#   China National Building Material Co., Ltd. Class H  31,492,000   33,412,949
    China National Materials Co., Ltd. Class H          13,545,000   12,218,485
*   China New Town Development Co., Ltd.                11,705,522      463,807
    China Oil & Gas Group, Ltd.                          8,180,000      823,268
    China Oilfield Services, Ltd. Class H                8,572,000   10,201,894
#   China Oriental Group Co., Ltd.                         858,000      666,930
#   China Overseas Grand Oceans Group, Ltd.             10,982,500    6,874,284
    China Overseas Land & Investment, Ltd.              28,630,000  110,719,967
    China Petroleum & Chemical Corp. ADR                 1,159,521  100,704,381
    China Petroleum & Chemical Corp. Class H           113,421,575   98,043,383
*   China Properties Group, Ltd.                         5,212,000    1,162,864
    China Railway Construction Corp., Ltd. Class H      18,849,014   22,886,503
    China Railway Group, Ltd. Class H                   19,760,000   15,134,155
*   China Rare Earth Holdings, Ltd.                      7,886,600      574,557
#   China Reinsurance Group Corp. Class H               16,281,000    3,823,823
    China Resources Cement Holdings, Ltd.               17,920,000   13,481,167
    China Resources Land, Ltd.                          22,442,000   89,317,878
    China Resources Pharmaceutical Group, Ltd.             143,000      188,194
*   China Rundong Auto Group, Ltd.                          22,000        9,363
*   China Saite Group Co., Ltd.                          2,082,000      142,758
    China Sanjiang Fine Chemicals Co., Ltd.              3,127,000    1,349,345
    China SCE Property Holdings, Ltd.                   13,252,000    7,122,407

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
#*  China Shengmu Organic Milk, Ltd.                       542,000 $     84,499
    China Shenhua Energy Co., Ltd. Class H              24,770,000   76,966,645
    China Shineway Pharmaceutical Group, Ltd.              978,000    1,203,809
    China Silver Group, Ltd.                             2,520,000      715,426
#   China Singyes Solar Technologies Holdings, Ltd.      5,757,200    2,350,772
#   China South City Holdings, Ltd.                     27,296,000    8,218,316
    China Starch Holdings, Ltd.                         26,350,000    1,072,055
    China Sunshine Paper Holdings Co., Ltd.                922,500      280,278
*   China Taifeng Beddings Holdings, Ltd.                  640,000       16,567
    China Taiping Insurance Holdings Co., Ltd.           1,387,600    5,973,532
    China Traditional Chinese Medicine Holdings Co.,
      Ltd.                                               1,422,000      935,409
    China Travel International Investment Hong Kong,
      Ltd.                                              19,509,631    7,188,956
#*  China Unicom Hong Kong, Ltd. ADR                     6,913,675  103,981,672
    China XLX Fertiliser, Ltd.                             753,000      342,981
#*  China Yurun Food Group, Ltd.                         6,534,000      967,368
#   China ZhengTong Auto Services Holdings, Ltd.         6,324,500    6,414,565
#   China Zhongwang Holdings, Ltd.                      16,437,754    9,437,431
    Chongqing Machinery & Electric Co., Ltd. Class H    11,744,000    1,242,468
    Chongqing Rural Commercial Bank Co., Ltd. Class H   22,208,000   20,059,556
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.                                     1,188,000      126,186
    Chu Kong Shipping Enterprise Group Co., Ltd.           526,000      138,786
*   CIMC Enric Holdings, Ltd.                               98,000      107,580
*   CITIC Dameng Holdings, Ltd.                          3,858,000      256,046
    CITIC Resources Holdings, Ltd.                       8,876,000      973,459
#   CITIC Securities Co., Ltd. Class H                   3,112,500    8,253,416
    CITIC, Ltd.                                         24,617,483   38,743,493
    Clear Media, Ltd.                                      101,000       90,781
    CNOOC, Ltd.                                         75,279,000  118,328,178
    CNOOC, Ltd. Sponsored ADR                              169,256   26,607,043
#   Comba Telecom Systems Holdings, Ltd.                12,488,683    2,183,344
    Concord New Energy Group, Ltd.                      35,200,000    1,704,876
*   Coolpad Group, Ltd.                                  5,720,600      114,412
    COSCO SHIPPING Energy Transportation Co., Ltd.
      Class H                                            4,702,000    2,702,398
#   COSCO SHIPPING International Hong Kong Co., Ltd.     5,520,000    2,316,812
    COSCO SHIPPING Ports, Ltd.                          15,519,786   16,217,817
*   Coslight Technology International Group Co., Ltd.    1,504,000      570,142
#   CPMC Holdings, Ltd.                                  2,009,000    1,683,491
#   CRCC High-Tech Equipment Corp., Ltd. Class H         2,097,000      601,305
*   DaChan Food Asia, Ltd.                               3,195,000      224,494
    Dah Chong Hong Holdings, Ltd.                        8,186,000    4,129,226
*   Daphne International Holdings, Ltd.                  2,812,000      186,326
*   Dongfang Electric Corp., Ltd. Class H                  471,600      449,853
    Dongfeng Motor Group Co., Ltd. Class H              14,440,000   18,804,328
    Dongyue Group, Ltd.                                  4,362,000    3,822,423
#*  Dynasty Fine Wines Group, Ltd.                       9,228,600      318,527
    E-Commodities Holdings, Ltd.                         1,620,000      180,023
*   eHi Car Services, Ltd. Sponsored ADR                     8,185       96,501
    Embry Holdings, Ltd.                                   539,000      190,437
#   EVA Precision Industrial Holdings, Ltd.              5,864,000      886,683
#   Everbright Securities Co., Ltd. Class H                541,000      710,167
    Evergreen International Holdings, Ltd.               1,393,000      115,551
#   Fantasia Holdings Group Co., Ltd.                   21,571,015    3,953,469
    Far East Horizon, Ltd.                               1,400,000    1,505,167

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Fosun International, Ltd.                           12,332,183 $ 29,033,233
    Fufeng Group, Ltd.                                   7,479,000    5,451,553
    Future Land Development Holdings, Ltd.               8,274,000    8,099,875
#*  GCL-Poly Energy Holdings, Ltd.                      83,998,000   14,445,371
    Gemdale Properties & Investment Corp., Ltd.         12,542,000    1,834,807
*   Glorious Property Holdings, Ltd.                    28,204,000    3,165,724
    Goldlion Holdings, Ltd.                              1,962,000      787,881
    Goldpac Group, Ltd.                                    928,000      264,746
#   GOME Retail Holdings, Ltd.                          80,257,000   10,167,097
*   Grand Baoxin Auto Group, Ltd.                          972,500      436,778
    Greenland Hong Kong Holdings, Ltd.                   6,137,575    3,478,686
#   Greentown China Holdings, Ltd.                       5,845,591   10,197,156
    Guangdong Yueyun Transportation Co., Ltd. Class H      157,000      103,176
    Guangshen Railway Co., Ltd. Sponsored ADR              368,114   12,247,153
#   Guangzhou R&F Properties Co., Ltd. Class H           9,505,114   26,602,210
*   Guodian Technology & Environment Group Corp.,
      Ltd. Class H                                       4,780,000      341,648
    Guolian Securities Co., Ltd. Class H                   171,500       80,970
#   Guorui Properties, Ltd.                                 94,000       27,952
    Haitong Securities Co., Ltd. Class H                 8,709,600   14,188,173
*   Hanergy Thin Film Power Group, Ltd.                 14,642,000       78,550
*   Harbin Bank Co., Ltd. Class H                        1,190,000      393,146
    Harbin Electric Co., Ltd. Class H                    6,403,474    2,683,286
    Hengdeli Holdings, Ltd.                             19,208,000    1,063,274
*   Hi Sun Technology China, Ltd.                        2,826,000      575,758
    Hilong Holding, Ltd.                                 6,338,000    1,314,185
    HKC Holdings, Ltd.                                   1,158,155      863,199
    HNA Infrastructure Co., Ltd. Class H                 1,469,000    1,466,649
*   Honghua Group, Ltd.                                  2,791,000      341,116
    Honworld Group, Ltd.                                   293,000      143,230
    Hopefluent Group Holdings, Ltd.                      1,556,000      805,085
    Hopson Development Holdings, Ltd.                    8,028,000    8,431,388
#*  Hua Han Health Industry Holdings, Ltd.              23,012,000    1,169,331
    Hua Hong Semiconductor, Ltd.                         1,910,000    3,804,501
    Huaneng Renewables Corp., Ltd. Class H              33,002,000   11,406,137
    Huishang Bank Corp., Ltd. Class H                    1,229,000      678,514
#*  Hydoo International Holding, Ltd.                    1,112,000       99,907
    Industrial & Commercial Bank of China, Ltd.
      Class H                                          506,891,996  477,475,847
#   Inner Mongolia Yitai Coal Co., Ltd. Class H             10,500       15,710
#   Jiangnan Group, Ltd.                                12,730,000      910,282
    Jiangxi Copper Co., Ltd. Class H                     6,544,000   11,055,711
#*  JinkoSolar Holding Co., Ltd. ADR                       214,722    4,771,123
    Joy City Property, Ltd.                              5,204,000      896,707
    Ju Teng International Holdings, Ltd.                 9,348,249    2,673,819
    K Wah International Holdings, Ltd.                   2,184,233    1,567,021
*   Kai Yuan Holdings, Ltd.                             41,600,000      258,072
*   Kaisa Group Holdings, Ltd.                           5,186,632    3,285,780
    Kangda International Environmental Co., Ltd.         5,037,000    1,069,803
*   Kasen International Holdings, Ltd.                   1,807,000      318,804
#   Kingboard Chemical Holdings, Ltd.                    6,907,345   37,795,109
    Kunlun Energy Co., Ltd.                             27,274,000   27,054,780
    KWG Property Holding, Ltd.                          11,842,000   19,955,342
*   Labixiaoxin Snacks Group, Ltd.                       2,175,000      125,685
    Lai Fung Holdings, Ltd.                              1,074,839    1,792,035

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Le Saunda Holdings, Ltd.                               120,000 $     20,918
    Legend Holdings Corp. Class H                          818,200    2,955,852
    Leoch International Technology, Ltd.                 2,291,000      403,386
#*  Lianhua Supermarket Holdings Co., Ltd. Class H         310,000      110,004
    LK Technology Holdings, Ltd.                           245,000       35,546
    Logan Property Holdings Co., Ltd.                      540,000      819,614
    Longfor Properties Co., Ltd.                         9,774,500   31,898,038
    Lonking Holdings, Ltd.                              13,292,000    5,925,525
*   Maanshan Iron & Steel Co., Ltd. Class H              5,576,000    2,988,550
    Maoye International Holdings, Ltd.                  11,536,000    1,200,072
    Metallurgical Corp. of China, Ltd. Class H           1,732,000      549,686
*   MIE Holdings Corp.                                   4,036,000      277,666
    MIN XIN Holdings, Ltd.                                 708,418      504,800
*   Mingfa Group International Co., Ltd.                   608,000        8,744
    Minmetals Land, Ltd.                                13,155,205    2,431,681
    MOBI Development Co., Ltd.                             379,000       57,083
#   Modern Land China Co., Ltd.                          2,197,200      550,894
#*  Munsun Capital Group, Ltd.                          22,260,000      199,205
*   Nature Home Holding Co., Ltd.                          154,000       19,860
#*  New World Department Store China, Ltd.               4,081,000      952,661
    Nine Dragons Paper Holdings, Ltd.                    4,145,000    6,430,860
*   North Mining Shares Co., Ltd.                        7,230,000      151,303
#   NVC Lighting Holdings, Ltd.                          3,798,000      363,809
*   Ourgame International Holdings, Ltd.                   329,000      116,221
    Overseas Chinese Town Asia Holdings, Ltd.              852,000      405,973
    Parkson Retail Group, Ltd.                          11,142,000    1,588,708
#   PAX Global Technology, Ltd.                          3,099,000    1,503,624
    People's Insurance Co. Group of China, Ltd. (The)
      Class H                                           36,252,000   20,655,454
    PetroChina Co., Ltd. ADR                                75,718    5,983,236
    PetroChina Co., Ltd. Class H                       147,646,000  116,523,197
*   Phoenix New Media, Ltd. ADR                             10,300       68,083
    Poly Culture Group Corp., Ltd. Class H                 258,300      510,464
*   Poly Property Group Co., Ltd.                       19,810,488   10,947,819
    Postal Savings Bank of China Co., Ltd. Class H       3,181,000    2,123,538
#   Pou Sheng International Holdings, Ltd.               2,783,000      695,976
#   Powerlong Real Estate Holdings, Ltd.                12,812,000    6,945,091
#*  Prosperity International Holdings HK, Ltd.          17,080,000      190,166
#*  PW Medtech Group, Ltd.                               1,003,000      202,225
    Qingdao Port International Co., Ltd. Class H           276,000      203,424
    Qingling Motors Co., Ltd. Class H                    8,936,000    3,007,471
    Qunxing Paper Holdings Co., Ltd.                     5,020,071      242,576
*   Real Gold Mining, Ltd.                               3,137,500      105,484
*   Real Nutriceutical Group, Ltd.                       1,416,000       51,526
    Red Star Macalline Group Corp., Ltd. Class H         1,020,200    1,346,727
#*  Renhe Commercial Holdings Co., Ltd.                 43,919,000    1,144,073
#*  REXLot Holdings, Ltd.                               84,066,621      600,464
#*  Ronshine China Holdings, Ltd.                        1,161,000    1,710,202
*   Sany Heavy Equipment International Holdings Co.,
      Ltd.                                               4,972,000    1,506,714
*   Scud Group, Ltd.                                     3,368,000       83,956
#   Seaspan Corp.                                          451,429    3,214,174
#* Semiconductor Manufacturing International Corp. 19,321,198 27,805,875 #* Semiconductor Manufacturing International Corp.
      ADR                                                1,124,062    8,149,449
#   Shandong Chenming Paper Holdings, Ltd. Class H         998,818    1,771,142

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Shanghai Dasheng Agricultural Finance Technology
      Co., Ltd. Class H                                   2,240,000 $   154,196
    Shanghai Industrial Holdings, Ltd.                    5,229,918  15,278,904
# Shanghai Industrial Urban Development Group, Ltd. 11,214,000 3,011,202 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H                                        8,446,000   3,576,618
    Shanghai Prime Machinery Co., Ltd. Class H            8,174,000   1,794,111
    Shengjing Bank Co., Ltd. Class H                        306,000     249,883
    Shenguan Holdings Group, Ltd.                         3,610,000     172,611
    Shenzhen International Holdings, Ltd.                 5,204,039  10,521,333
    Shenzhen Investment, Ltd.                            33,550,650  14,956,788
    Shimao Property Holdings, Ltd.                       12,127,035  35,985,516
*   Shougang Concord International Enterprises Co., Ltd. 52,910,416   1,524,149
    Shougang Fushan Resources Group, Ltd.                20,484,594   4,966,745
    Shui On Land, Ltd.                                   35,417,803  12,285,208
#*  Shunfeng International Clean Energy, Ltd.            12,878,000     632,096
*   Silver Grant International Industries, Ltd.           9,010,804   1,728,051
    SIM Technology Group, Ltd.                            8,253,000     427,070
    Sino Harbour Holdings Group, Ltd.                       582,000      42,200
    Sino-Ocean Group Holding, Ltd.                       27,700,102  22,868,652
#*  Sinofert Holdings, Ltd.                               7,620,000   1,184,780
#*  Sinolink Worldwide Holdings, Ltd.                    10,762,508   1,469,581
#*  SinoMedia Holding, Ltd.                                 110,000      25,523
    Sinopec Engineering Group Co., Ltd. Class H           4,272,500   4,601,301
    Sinopec Kantons Holdings, Ltd.                        6,564,000   4,182,520
#   Sinotrans Shipping, Ltd.                             10,048,416   3,151,303
    Sinotrans, Ltd. Class H                              11,619,000   7,047,354
#   Sinotruk Hong Kong, Ltd.                              7,213,835   9,488,733
    Skyworth Digital Holdings, Ltd.                      15,847,083   7,764,357
    SOHO China, Ltd.                                     20,306,388  12,043,182
    Springland International Holdings, Ltd.               2,153,000     487,744
#*  SPT Energy Group, Inc.                                2,484,000     297,862
*   SRE Group, Ltd.                                      21,316,285     583,765
#*  Starrise Media Holdings, Ltd.                           286,000      25,253
#*  Taung Gold International, Ltd.                        7,700,000      54,972
#   TCL Multimedia Technology Holdings, Ltd.              1,046,667     495,541
#*  Technovator International, Ltd.                       2,166,000     596,440
#   Tenwow International Holdings, Ltd.                   2,733,000     576,703
    Texhong Textile Group, Ltd.                             486,500     684,180
*   Tian An China Investment Co., Ltd.                    5,275,000   3,668,120
    Tianjin Port Development Holdings, Ltd.              20,969,657   3,240,803
    Tianneng Power International, Ltd.                      100,000      98,788
    Tianyi Summi Holdings, Ltd.                           4,508,000     541,699
#   Tomson Group, Ltd.                                    2,294,825   1,134,076
    Tonly Electronics Holdings, Ltd.                            330         396
    Top Spring International Holdings, Ltd.                 108,000      51,827
    TPV Technology, Ltd.                                  9,036,496   1,279,696
    Trigiant Group, Ltd.                                  2,326,000     314,004
*   Trony Solar Holdings Co., Ltd.                        8,775,000     132,366
#   United Energy Group, Ltd.                             2,630,000     205,254
#   Universal Medical Financial & Technical Advisory
      Services Co., Ltd.                                    369,000     344,281
#*  V1 Group, Ltd.                                        6,864,000     197,188
#   Wasion Group Holdings, Ltd.                           4,260,000   2,383,278
    Weichai Power Co., Ltd. Class H                       4,547,000   5,672,014
    Weiqiao Textile Co. Class H                           4,639,500   2,768,257

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
    Welling Holding, Ltd.                              1,456,000 $      378,415
*   West China Cement, Ltd.                           25,138,000      4,317,792
#   Wisdom Sports Group                                  440,000         56,134
*   Wuzhou International Holdings, Ltd.                  496,000         55,022
    Xiamen International Port Co., Ltd. Class H       10,272,000      2,034,510
*   Xinchen China Power Holdings, Ltd.                 4,836,000        673,194
    Xingda International Holdings, Ltd.               10,085,842      4,009,042
*   Xingfa Aluminium Holdings, Ltd.                      435,000        291,191
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H                                          1,050,000        853,669
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H  2,692,000        408,302
    Xinyuan Real Estate Co., Ltd. ADR                     26,166        191,797
#   XTEP International Holdings, Ltd.                  2,087,000        944,785
*   Yanchang Petroleum International, Ltd.            21,400,000        300,716
#   Yanzhou Coal Mining Co., Ltd. Class H              8,546,000     14,863,632
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR            2,111         36,605
    Yip's Chemical Holdings, Ltd.                        842,000        311,346
#*  Youyuan International Holdings, Ltd.               3,376,251      1,302,885
*   Yuanda China Holdings, Ltd.                        1,702,000         30,477
*   YuanShengTai Dairy Farm, Ltd.                        658,000         25,173
    Yuexiu Property Co., Ltd.                         59,840,786     12,830,345
    Yuzhou Properties Co., Ltd.                       16,330,960     12,042,354
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H                                            424,600        238,554
#*  Zhong An Real Estate, Ltd.                        23,231,600      2,281,773
    Zhuhai Holdings Investment Group, Ltd.             1,312,000        194,180
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd. Class H                                9,018,200      3,935,197
                                                                 --------------
TOTAL CHINA                                                       3,877,872,821
                                                                 --------------
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                 1,360,600      8,572,083
    Constructora Conconcreto SA                           86,988         30,651
#   Ecopetrol SA Sponsored ADR                           356,670      6,730,363
    Grupo Argos SA                                     1,127,223      8,198,000
    Grupo de Inversiones Suramericana SA               1,457,735     20,607,622
    Grupo Nutresa SA                                     193,270      1,841,448
    Mineros SA                                            65,037         56,145
                                                                 --------------
TOTAL COLOMBIA                                                       46,036,312
                                                                 --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.                                           1,531,476     39,225,378
#   Unipetrol A.S.                                     1,361,064     24,484,338
                                                                 --------------
TOTAL CZECH REPUBLIC                                                 63,709,716
                                                                 --------------
GREECE -- (0.0%)
*   Alpha Bank AE                                        121,090        294,625
    Bank of Greece                                        26,513        578,056
*   Ellaktor SA                                        1,053,403      2,454,005
*   GEK Terna Holding Real Estate Construction SA        248,795      1,668,114
*   Intracom Holdings SA                               1,511,057      1,750,355

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
GREECE -- (Continued)
*   Piraeus Bank SA                                           1,682 $     7,568
                                                                    -----------
TOTAL GREECE                                                          6,752,723
                                                                    -----------
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                        2,457,408  30,015,433
    OTP Bank P.L.C.                                       1,071,675  49,655,129
                                                                    -----------
TOTAL HUNGARY                                                        79,670,562
                                                                    -----------
INDIA -- (11.8%)
*   5Paisa Capital, Ltd.                                    111,720     511,142
*   Aban Offshore, Ltd.                                     315,580   1,044,807
    ACC, Ltd.                                               276,108   7,441,314
    Adani Enterprises, Ltd.                               3,374,526  11,240,000
*   Adani Transmissions, Ltd.                             1,971,125   6,440,857
*   Aditya Birla Capital, Ltd.                            1,689,688   4,524,790
*   Aditya Birla Fashion and Retail, Ltd.                 3,214,079   8,269,192
    Alembic, Ltd.                                           619,476     633,086
*   Allahabad Bank                                        1,291,820   1,351,276
    Allcargo Logistics, Ltd.                                423,859   1,282,769
    Ambuja Cements, Ltd.                                  2,315,019   9,552,767
*   Amtek Auto, Ltd.                                      1,276,544     518,554
    Anant Raj, Ltd.                                         841,579     874,647
*   Andhra Bank                                           2,343,184   1,929,757
    Andhra Sugars, Ltd. (The)                                 8,373      82,049
    Apar Industries, Ltd.                                   149,740   1,727,477
    Apollo Tyres, Ltd.                                    3,884,806  15,538,151
*   Arvind SmartSpaces, Ltd.                                     --           1
    Arvind, Ltd.                                          2,074,030  13,405,777
    Ashoka Buildcon, Ltd.                                   203,921     730,410
    Astra Microwave Products, Ltd.                          107,891     193,840
    Atul, Ltd.                                                1,109      47,415
    Axis Bank, Ltd.                                       9,601,290  89,482,024
    Bajaj Finserv, Ltd.                                     123,853   9,310,064
*   Bajaj Hindusthan Sugar, Ltd.                            607,548     135,247
    Bajaj Holdings & Investment, Ltd.                       402,184  17,737,452
    Balkrishna Industries, Ltd.                              88,982   1,592,770
    Balmer Lawrie & Co., Ltd.                               767,439   2,884,628
    Balrampur Chini Mills, Ltd.                           2,131,677   4,083,428
    Banco Products India, Ltd.                               29,636     107,702
    Bank of Baroda                                        4,157,896  10,202,606
*   Bank of India                                           737,171   1,812,245
*   Bank Of Maharashtra                                     969,657     302,741
    BEML, Ltd.                                               52,357   1,190,932
*   BGR Energy Systems, Ltd.                                169,812     353,269
    Bharat Electronics, Ltd.                                328,702     871,585
    Bharat Heavy Electricals, Ltd.                        7,686,893  12,042,477
    Bharti Airtel, Ltd.                                  11,586,174  80,026,225
    Biocon, Ltd.                                            998,256   9,634,964
    Birla Corp., Ltd.                                       172,475   3,111,558
    Bombay Dyeing & Manufacturing Co., Ltd.               1,107,656   3,986,404
*   Bombay Rayon Fashions, Ltd.                              18,941      21,122
    Brigade Enterprises, Ltd.                               171,015     763,850

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Canara Bank                                           1,065,655 $ 5,687,251
    Ceat, Ltd.                                              263,902   7,534,993
*   CG Power and Industrial Solutions, Ltd.               2,071,321   2,948,808
    Chambal Fertilizers and Chemicals, Ltd.               2,470,561   6,265,184
    Chennai Super Kings Cricket, Ltd.                     5,080,767      33,702
    City Union Bank, Ltd.                                 1,406,373   3,528,401
*   Coffee Day Enterprises, Ltd.                             34,730     173,355
    Container Corp. Of India, Ltd.                           98,594   2,153,593
    Coromandel International, Ltd.                           67,375     592,691
*   Corp. Bank                                            1,646,469   1,001,157
    Cox & Kings, Ltd.                                     1,236,012   4,832,724
    Crompton Greaves Consumer Electricals, Ltd.             876,659   3,419,400
    Cyient, Ltd.                                            115,076   1,150,831
    Dalmia Bharat Sugar & Industries, Ltd.                   14,037      23,701
    Dalmia Bharat, Ltd.                                     113,205   5,235,537
*   DB Realty, Ltd.                                         873,103     824,646
    DCB Bank, Ltd.                                        2,363,711   6,443,951
    DCM Shriram, Ltd.                                       435,661   3,921,200
    Deepak Fertilisers & Petrochemicals Corp., Ltd.         509,809   3,181,561
    Deepak Nitrite, Ltd.                                      1,173       5,119
    Delta Corp., Ltd.                                       180,051     973,861
*   DEN Networks, Ltd.                                      391,626     680,494
*   Dena Bank                                               507,403     200,094
    Dewan Housing Finance Corp., Ltd.                     1,806,956  16,499,398
    Dhampur Sugar Mills, Ltd.                                49,279     147,495
*   Dishman Carbogen Amcis, Ltd.                          1,414,095   8,286,245
    DLF, Ltd.                                             2,767,774  10,861,252
*   Dredging Corp. Of India, Ltd.                            28,211     337,448
    Edelweiss Financial Services, Ltd.                    1,938,141   8,487,727
    EID Parry India, Ltd.                                   988,763   5,153,772
    EIH, Ltd.                                               998,933   3,001,714
    Electrosteel Castings, Ltd.                             894,946     477,000
    Engineers India, Ltd.                                   670,513   1,872,054
*   Eros International Media, Ltd.                          382,259   1,206,949
    Essel Propack, Ltd.                                     619,612   2,761,550
*   Eveready Industries India, Ltd.                          17,580     114,601
    Exide Industries, Ltd.                                  789,280   2,736,675
    FDC, Ltd.                                                37,976     137,655
    Federal Bank, Ltd.                                   12,197,858  19,281,130
    FIEM Industries, Ltd.                                     2,436      35,603
    Finolex Cables, Ltd.                                    529,502   6,172,885
    Finolex Industries, Ltd.                                108,581   1,100,431
*   Firstsource Solutions, Ltd.                           2,945,911   1,890,713
*   Fortis Healthcare, Ltd.                                 823,646   1,766,080
    Future Enterprises, Ltd.                              1,321,206     886,892
*   Future Retail, Ltd.                                   1,330,582  11,653,436
    GAIL India, Ltd.                                      4,690,248  35,285,744
    Gateway Distriparks, Ltd.                               162,889     589,167
    Gati, Ltd.                                              569,345   1,164,857
    Genus Power Infrastructures, Ltd.                        88,739     110,339
    GHCL, Ltd.                                              223,698   1,088,068
    GIC Housing Finance, Ltd.                                98,306     650,962
    Glenmark Pharmaceuticals, Ltd.                           25,839     245,932

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    GOCL Corp., Ltd.                                        14,890 $    139,525
*   Godawari Power and Ispat, Ltd.                           6,784       56,413
    Granules India, Ltd.                                   100,424      208,096
    Graphite India, Ltd.                                    88,921    1,059,024
    Grasim Industries, Ltd.                              1,238,235   22,560,265
    Great Eastern Shipping Co., Ltd. (The)                 938,660    5,882,820
    Gujarat Alkalies & Chemicals, Ltd.                     390,143    4,592,918
    Gujarat Ambuja Exports, Ltd.                            20,459       78,067
    Gujarat Fluorochemicals, Ltd.                          387,110    5,097,581
    Gujarat Mineral Development Corp., Ltd.              1,272,671    2,943,856
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd.                                                 753,739    5,709,459
    Gujarat Pipavav Port, Ltd.                              41,935       94,812
    Gujarat State Fertilizers & Chemicals, Ltd.          2,186,080    4,959,319
    Gujarat State Petronet, Ltd.                         2,384,500    7,593,866
*   Hathway Cable & Datacom, Ltd.                           64,819       40,767
    HBL Power Systems, Ltd.                                123,151      118,947
    HCL Technologies, Ltd.                                  53,109      821,393
*   HEG, Ltd.                                              120,919    5,148,372
    HeidelbergCement India, Ltd.                           347,298      854,468
    Hikal, Ltd.                                            104,619      359,973
    HIL, Ltd.                                                1,131       30,952
*   Himachal Futuristic Communications, Ltd.             7,434,134    3,398,688
    Himatsingka Seide, Ltd.                                394,319    2,163,603
    Hindalco Industries, Ltd.                           12,259,751   49,235,465
    Hinduja Global Solutions, Ltd.                          65,373      947,270
    Hindustan Media Ventures, Ltd.                          11,103       43,948
*   Housing Development & Infrastructure, Ltd.           2,719,300    2,451,270
    HSIL, Ltd.                                             395,402    2,694,564
    HT Media, Ltd.                                         559,543      865,429
    ICICI Bank, Ltd. Sponsored ADR                      13,105,651  143,900,046
*   IDBI Bank, Ltd.                                      1,878,469    1,780,610
*   Idea Cellular, Ltd.                                 14,058,843   20,421,169
    IDFC Bank, Ltd.                                      6,221,184    5,536,354
    IDFC, Ltd.                                           6,548,312    5,769,130
*   IFCI, Ltd.                                           8,839,280    3,940,761
    IIFL Holdings, Ltd.                                  2,793,003   32,027,045
*   IL&FS Transportation Networks, Ltd.                    429,254      521,775
    India Cements, Ltd. (The)                            2,685,958    7,048,269
    India Glycols, Ltd.                                     16,731      137,017
    Indiabulls Housing Finance, Ltd.                       753,197   16,391,772
*   Indiabulls Real Estate, Ltd.                         1,796,926    6,032,770
    Indian Bank                                            710,566    4,034,271
    Indian Hotels Co., Ltd. (The)                        4,787,508   10,388,649
    Indian Metals & Ferro Alloys, Ltd.                       5,925       61,039
    INEOS Styrolution India, Ltd.                           31,624      482,543
    Infosys, Ltd.                                          348,010    6,275,028
    Ingersoll-Rand India, Ltd.                               4,634       56,740
*   Inox Wind, Ltd.                                         15,251       30,890
    Insecticides India, Ltd.                                 3,276       42,952
*   Intellect Design Arena, Ltd.                           476,136    1,347,939
*   International Paper APPM, Ltd.                           9,109       50,101
    Ipca Laboratories, Ltd.                                 23,144      208,680
    J Kumar Infraprojects, Ltd.                             58,679      306,740

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Jagran Prakashan, Ltd.                                    4,682 $    12,716
    Jai Corp., Ltd.                                          29,123      83,102
    Jain Irrigation Systems, Ltd.                         4,321,298   9,484,441
*   Jaiprakash Associates, Ltd.                          17,658,065   5,596,074
*   Jammu & Kashmir Bank, Ltd. (The)                      3,102,819   3,632,700
*   Jaypee Infratech, Ltd.                                5,488,982   1,290,143
    JB Chemicals & Pharmaceuticals, Ltd.                    498,479   2,414,350
    JBF Industries, Ltd.                                    350,458     990,455
    Jindal Poly Films, Ltd.                                 324,821   1,782,101
    Jindal Saw, Ltd.                                      2,065,551   4,798,525
*   Jindal Stainless, Ltd.                                   18,199      31,924
*   Jindal Steel & Power, Ltd.                            4,783,550  19,912,101
*   JITF Infralogistics, Ltd.                                78,738      56,359
    JK Cement, Ltd.                                         201,544   3,565,083
    JK Lakshmi Cement, Ltd.                                 404,305   2,614,139
    JK Paper, Ltd.                                          125,517     279,277
    JK Tyre & Industries, Ltd.                              880,284   2,418,298
    JM Financial, Ltd.                                    4,065,757  10,321,260
    JMC Projects India, Ltd.                                  6,031      51,748
    JSW Energy, Ltd.                                      5,451,141   7,451,874
*   JSW Holdings, Ltd.                                        2,820      75,964
    JSW Steel, Ltd.                                      20,461,106  94,075,074
    Jubilant Life Sciences, Ltd.                            993,088  14,233,884
    Kalpataru Power Transmission, Ltd.                      703,482   4,963,173
    Kalyani Steels, Ltd.                                     28,587     155,819
    Karnataka Bank, Ltd. (The)                            2,303,013   5,330,363
    Karur Vysya Bank, Ltd. (The)                          2,207,088   3,848,354
    Kaveri Seed Co., Ltd.                                   108,771     883,297
    KCP, Ltd.                                                69,667     159,531
    KEC International, Ltd.                                 697,093   3,843,603
*   Kiri Industries, Ltd.                                     9,727      86,354
    Kirloskar Brothers, Ltd.                                 11,195      60,846
    Kirloskar Oil Engines, Ltd.                             294,687   1,754,605
    Kolte-Patil Developers, Ltd.                             89,111     512,307
    KPIT Technologies, Ltd.                               1,342,273   4,460,210
    KRBL, Ltd.                                              255,651   2,438,793
    L&T Finance Holdings, Ltd.                              384,640   1,039,684
    Lakshmi Machine Works, Ltd.                               5,546     523,813
    Lakshmi Vilas Bank, Ltd. (The)                          474,085     951,880
    Larsen & Toubro, Ltd.                                 4,214,051  94,265,926
    LEEL Electricals, Ltd.                                   14,526      62,633
    LIC Housing Finance, Ltd.                               760,973   6,389,380
    LT Foods, Ltd.                                           39,519      55,959
    Magma Fincorp, Ltd.                                     127,558     316,502
    Maharashtra Seamless, Ltd.                              110,882     875,717
    Mahindra & Mahindra Financial Services, Ltd.            952,055   6,946,710
    Mahindra & Mahindra, Ltd.                             3,822,270  45,938,329
*   Mahindra CIE Automotive, Ltd.                            29,954     103,880
    Mahindra Lifespace Developers, Ltd.                     236,010   1,847,095
    Man Infraconstruction, Ltd.                             121,541     123,539
    Manappuram Finance, Ltd.                              3,398,945   5,927,224
    Mangalam Cement, Ltd.                                     7,882      51,375
    McLeod Russel India, Ltd.                               711,556   1,906,343

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Meghmani Organics, Ltd.                                 117,920 $   192,681
    Mercator, Ltd.                                          228,177     140,176
    Merck, Ltd.                                              79,792   1,830,522
    MindTree, Ltd.                                           74,555     900,003
    MOIL, Ltd.                                              186,992     711,718
    Monte Carlo Fashions, Ltd.                                6,053      55,481
    Mphasis, Ltd.                                           519,146   7,343,783
*   MPS, Ltd.                                                 2,576      23,651
    MRF, Ltd.                                                13,476  14,421,550
    Munjal Showa, Ltd.                                       11,077      47,161
    Muthoot Finance, Ltd.                                   359,105   2,331,129
*   Nagarjuna Fertilizers & Chemicals, Ltd.               1,812,637     663,531
    National Aluminium Co., Ltd.                          4,964,081   5,870,885
    Nava Bharat Ventures, Ltd.                              229,411     566,120
*   Navkar Corp., Ltd.                                       28,646      80,536
    NCC, Ltd.                                             4,992,422   9,583,561
    Nectar Lifesciences, Ltd.                               268,595     138,830
    NIIT Technologies, Ltd.                                 537,348   7,226,738
*   NIIT, Ltd.                                              552,558     883,682
    Nilkamal, Ltd.                                           52,527   1,489,466
    NOCIL, Ltd.                                              63,951     208,721
    Oberoi Realty, Ltd.                                     701,136   5,806,911
    OCL India, Ltd.                                         105,395   2,279,274
    Omaxe, Ltd.                                             379,971   1,365,013
    OnMobile Global, Ltd.                                   309,728     267,286
    Orient Cement, Ltd.                                     594,466   1,416,225
*   Oriental Bank of Commerce                               975,550   1,772,483
*   Parsvnath Developers, Ltd.                              163,025      60,592
*   Patel Engineering, Ltd.                                  60,844      71,383
    PC Jeweller, Ltd.                                     1,220,290   9,332,028
    Persistent Systems, Ltd.                                106,719   1,305,911
    Petronet LNG, Ltd.                                    4,844,788  19,341,427
    Phillips Carbon Black, Ltd.                              10,742     202,865
    Piramal Enterprises, Ltd.                               675,121  29,035,404
*   Polaris Consulting & Services, Ltd.                      78,121     501,526
    Polyplex Corp., Ltd.                                     11,639      92,750
    Power Finance Corp., Ltd.                             6,211,801  11,413,895
    Power Mech Projects, Ltd.                                 1,896      24,379
    Prabhat Dairy, Ltd.                                      18,509      62,141
    Praj Industries, Ltd.                                 1,002,632   1,677,401
*   Prakash Industries, Ltd.                                100,349     333,801
*   Praxis Home Retail, Ltd.                                 68,138     305,318
    Prestige Estates Projects, Ltd.                         301,283   1,515,128
    PTC India Financial Services, Ltd.                    2,531,201   1,388,623
    PTC India, Ltd.                                       3,168,880   5,276,706
*   Punjab & Sind Bank                                       16,659      11,736
*   Punjab National Bank                                  2,616,502   7,010,144
    Puravankara, Ltd.                                       460,912   1,082,573
    Radico Khaitan, Ltd.                                    681,924   3,834,709
    Rain Industries, Ltd.                                   885,256   5,286,782
    Rajesh Exports, Ltd.                                     17,376     224,287
    Ramco Cements, Ltd. (The)                                79,745     954,874
    Ramco Industries, Ltd.                                   22,017     100,969

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Ramkrishna Forgings, Ltd.                                1,752 $     22,078
    Rashtriya Chemicals & Fertilizers, Ltd.                681,295    1,053,950
    Raymond, Ltd.                                          363,799    5,975,508
    Redington India, Ltd.                                2,060,980    5,709,762
    Reliance Capital, Ltd.                                 865,319    6,608,531
*   Reliance Communications, Ltd.                       12,362,619    5,718,001
*   Reliance Home Finance, Ltd.                          1,766,396    2,215,863
    Reliance Industries, Ltd.                           33,999,334  513,377,561
    Reliance Industries, Ltd. GDR                           98,068    2,961,263
*   Reliance Naval and Engineering, Ltd.                    22,287       16,072
*   Reliance Power, Ltd.                                 8,848,791    6,334,894
    Rico Auto Industries, Ltd.                              59,993       80,966
*   Rolta India, Ltd.                                      522,028      554,244
    RSWM, Ltd.                                               2,943       16,402
*   Ruchi Soya Industries, Ltd.                            724,960      196,380
    Rural Electrification Corp., Ltd.                    9,208,929   22,519,720
    Sangam India, Ltd.                                       2,135        5,776
*   Sanghi Industries, Ltd.                                 19,673       38,581
    Sanghvi Movers, Ltd.                                    45,111      108,998
    Sarda Energy & Minerals, Ltd.                           14,307      123,117
    Sasken Technologies, Ltd.                                2,223       24,304
*   Shipping Corp. of India, Ltd.                        1,795,911    2,284,737
    Shriram City Union Finance, Ltd.                         5,127      158,563
    Shriram Transport Finance Co., Ltd.                    772,556   16,671,592
*   Sical Logistics, Ltd.                                    3,268       11,149
    Simplex Infrastructures, Ltd.                           55,412      512,596
    Sintex Industries, Ltd.                              2,517,100      916,676
*   Sintex Plastics Technology, Ltd.                     7,846,946    8,991,474
    Siyaram Silk Mills, Ltd.                                 3,315       33,881
*   Snowman Logistics, Ltd.                                 36,270       32,025
    Sobha, Ltd.                                            817,815    7,303,332
    Sonata Software, Ltd.                                  219,589    1,038,627
    South Indian Bank, Ltd. (The)                       11,772,339    5,584,630
    SREI Infrastructure Finance, Ltd.                    1,890,601    2,834,282
    SRF, Ltd.                                              216,893    6,065,086
    Srikalahasthi Pipes, Ltd.                               11,977       70,370
    State Bank of India                                 11,471,099   56,589,799
*   Steel Authority of India, Ltd.                       2,740,577    3,829,503
    Sterlite Technologies, Ltd.                            963,398    5,434,970
    Strides Shasun, Ltd.                                    10,111      120,959
    Sunteck Realty, Ltd.                                   117,718      783,006
    Surya Roshni, Ltd.                                      24,153      151,630
    Sutlej Textiles and Industries, Ltd.                     7,506       11,645
    Suven Life Sciences, Ltd.                               19,227       64,787
*   Syndicate Bank                                       2,092,900    2,387,265
    TAKE Solutions, Ltd.                                   302,862      804,326
    Tamil Nadu Newsprint & Papers, Ltd.                    285,692    1,871,770
    Tata Chemicals, Ltd.                                 1,763,982   20,003,514
    Tata Global Beverages, Ltd.                          5,236,799   23,915,070
*   Tata Motors, Ltd.                                   14,885,959   93,191,843
*   Tata Motors, Ltd. Sponsored ADR                        103,766    3,212,595
    Tata Steel, Ltd.                                     5,027,237   55,783,500
    Tech Mahindra, Ltd.                                  1,558,572   14,980,126

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
INDIA -- (Continued)
*   Techno Electric & Engineering Co., Ltd.               38,043 $      223,566
    Texmaco Rail & Engineering, Ltd.                      75,440        122,042
    TI Financial Holdings, Ltd.                          584,777      6,344,241
    Tide Water Oil Co India, Ltd.                            144         15,443
    Time Technoplast, Ltd.                             1,093,465      3,111,012
    Titagarh Wagons, Ltd.                                156,658        383,236
    Tourism Finance Corp. of India, Ltd.                   8,737         21,232
    Transport Corp. of India, Ltd.                        53,738        236,192
    Trident, Ltd.                                        138,685        171,201
    Triveni Engineering & Industries, Ltd.                47,998         48,259
    Tube Investments of India, Ltd.                      592,499      2,484,902
    TV Today Network, Ltd.                                29,230        206,820
*   TV18 Broadcast, Ltd.                               6,567,720      6,367,777
*   UCO Bank                                           3,004,928      1,485,349
    Uflex, Ltd.                                          474,347      3,142,028
    UFO Moviez India, Ltd.                                14,533        104,248
    Unichem Laboratories, Ltd.                           393,258      2,213,624
*   Union Bank of India                                2,045,981      4,371,714
*   Unitech, Ltd.                                     12,073,793      1,599,160
    UPL, Ltd.                                          1,921,332     22,666,281
    VA Tech Wabag, Ltd.                                   35,046        338,312
    Vardhman Textiles, Ltd.                              251,373      5,139,330
    Vedanta, Ltd.                                     19,014,264    101,560,146
    Vedanta, Ltd. ADR                                  1,149,890     24,630,652
    Vijaya Bank                                        2,481,438      2,490,835
    Vindhya Telelinks, Ltd.                                6,236        108,335
    Visaka Industries, Ltd.                                5,969         69,664
    Welspun Corp., Ltd.                                1,552,433      3,845,545
    Welspun Enterprises, Ltd.                            861,475      2,335,513
    Welspun India, Ltd.                                  941,794      1,020,866
    West Coast Paper Mills, Ltd.                          19,816         82,127
    Wipro, Ltd.                                        5,628,939     26,949,202
*   Wockhardt, Ltd.                                      276,374      3,475,834
    Zensar Technologies, Ltd.                            165,883      2,474,485
    Zuari Agro Chemicals, Ltd.                            23,149        176,710
                                                                 --------------
TOTAL INDIA                                                       2,627,135,306
                                                                 --------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT                              250,324,200     45,794,579
    Adhi Karya Persero Tbk PT                         21,380,500      3,554,477
    Agung Podomoro Land Tbk PT                       102,582,800      1,810,482
    Alam Sutera Realty Tbk PT                        170,288,600      5,001,697
*   Aneka Tambang Persero Tbk PT                     112,674,577      7,693,048
    Asahimas Flat Glass Tbk PT                         4,905,700      1,992,491
    Astra Agro Lestari Tbk PT                          2,655,867      2,577,864
    Astra Graphia Tbk PT                                 436,900         41,961
*   Bakrie and Brothers Tbk PT                       400,196,350      1,494,553
*   Bakrie Telecom Tbk PT                            224,653,800        838,980
    Bank Bukopin Tbk                                  64,558,033      3,084,869
    Bank Danamon Indonesia Tbk PT                     35,689,154     19,045,899
    Bank Mandiri Persero Tbk PT                      150,566,062     91,532,569
    Bank Negara Indonesia Persero Tbk PT              98,442,341     69,124,454

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
*   Bank Pan Indonesia Tbk PT                           123,983,001 $13,603,437
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT                                                 34,455,400   5,943,410
    Bank Pembangunan Daerah Jawa Timur Tbk PT            18,842,300   1,097,094
    Bank Rakyat Indonesia Persero Tbk PT                  1,869,000     516,870
    Bank Tabungan Negara Persero Tbk PT                  63,592,227  17,377,829
*   Barito Pacific Tbk PT                                46,009,400   9,075,001
    Bekasi Fajar Industrial Estate Tbk PT                44,305,000     994,011
*   Benakat Integra Tbk PT                              142,047,100     944,274
    BISI International Tbk PT                            13,394,400   1,754,190
    Blue Bird Tbk PT                                         58,800      15,028
    Bukit Asam Persero Tbk PT                             1,588,800     403,412
    Bumi Serpong Damai Tbk PT                            69,825,500   9,490,000
    Ciputra Development Tbk PT                          170,159,578  17,278,781
*   Clipan Finance Indonesia Tbk PT                       2,995,500      71,430
*   Eagle High Plantations Tbk PT                       106,302,800   1,794,948
    Elnusa Tbk PT                                        51,940,700   1,650,567
    Erajaya Swasembada Tbk PT                            15,927,700     997,668
*   Eureka Prima Jakarta Tbk PT                           1,297,300       7,650
*   Ever Shine Textile Tbk PT                            19,200,815     128,810
    Gajah Tunggal Tbk PT                                 23,886,600   1,518,134
*   Garuda Indonesia Persero Tbk PT                      45,666,781   1,071,028
    Global Mediacom Tbk PT                              101,716,800   5,700,012
*   Hanson International Tbk PT                          48,742,700     403,720
*   Harum Energy Tbk PT                                  13,220,500   3,261,566
    Hexindo Adiperkasa Tbk PT                               721,744     183,904
*   Holcim Indonesia Tbk PT                              26,217,400   1,762,404
    Indah Kiat Pulp & Paper Corp. Tbk PT                 39,305,500  27,521,345
*   Indika Energy Tbk PT                                  5,814,600   1,939,350
    Indo Tambangraya Megah Tbk PT                         4,115,000   9,304,461
    Indofood Sukses Makmur Tbk PT                        63,814,800  36,923,890
    Intiland Development Tbk PT                         100,256,900   2,682,294
    Japfa Comfeed Indonesia Tbk PT                       45,317,950   4,943,662
    Jaya Real Property Tbk PT                           119,339,400   7,891,267
    Kawasan Industri Jababeka Tbk PT                    303,335,656   6,748,208
    KMI Wire & Cable Tbk PT                               5,145,400     194,136
*   Krakatau Steel Persero Tbk PT                         6,016,800     231,240
*   Lippo Cikarang Tbk PT                                 3,526,900     917,206
    Lippo Karawaci Tbk PT                               282,680,149  11,615,064
    Malindo Feedmill Tbk PT                                 331,200      17,571
*   Matahari Putra Prima Tbk PT                           4,231,700     152,870
*   Medco Energi Internasional Tbk PT                   129,208,667  11,963,411
    Media Nusantara Citra Tbk PT                          7,940,300     903,319
    Metrodata Electronics Tbk PT                          1,590,750      81,386
    Mitra Pinasthika Mustika Tbk PT                       1,984,700     121,644
*   MNC Investama Tbk PT                                332,569,700   3,006,873
    Modernland Realty Tbk PT                             89,667,000   2,144,872
    Multipolar Tbk PT                                    68,776,700     878,599
*   Nirvana Development Tbk PT                            1,000,000       6,678
*   Nusantara Infrastructure Tbk PT                     173,507,900   2,922,679
    Pabrik Kertas Tjiwi Kimia Tbk PT                      1,216,700     428,573
    Pan Brothers Tbk PT                                  38,900,650   1,428,642
*   Panin Financial Tbk PT                              203,836,500   4,563,253
*   Paninvest Tbk PT                                     30,537,900   3,261,626

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT                                            53,583,684 $  5,242,648
    PP Persero Tbk PT                                   21,088,600    4,927,454
    Ramayana Lestari Sentosa Tbk PT                     44,156,000    3,856,775
    Salim Ivomas Pratama Tbk PT                         53,498,100    2,077,474
    Sampoerna Agro PT                                   11,967,241    2,272,920
    Selamat Sempurna Tbk PT                             35,301,600    3,504,279
    Semen Baturaja Persero Tbk PT                        9,400,700    2,598,447
    Semen Indonesia Persero Tbk PT                      17,308,200   14,381,752
*   Sentul City Tbk PT                                 151,585,200    1,662,713
    Sinar Mas Agro Resources & Technology Tbk PT         7,767,100    2,113,974
    Sri Rejeki Isman Tbk PT                            126,718,200    3,618,869
    Summarecon Agung Tbk PT                              4,835,700      404,853
    Surya Semesta Internusa Tbk PT                      49,537,600    2,164,881
*   Tiga Pilar Sejahtera Food Tbk                       34,923,222    1,419,816
    Timah Tbk PT                                        48,476,760    3,792,945
    Tiphone Mobile Indonesia Tbk PT                      7,827,700      541,126
    Trias Sentosa Tbk PT                                   336,500       10,188
*   Truba Alam Manunggal Engineering PT                129,244,500      386,136
    Tunas Baru Lampung Tbk PT                           23,490,100    2,166,190
    Tunas Ridean Tbk PT                                 35,397,000    3,145,303
    Ultrajaya Milk Industry & Trading Co. Tbk PT        27,762,700    2,632,629
    Unggul Indah Cahaya Tbk PT                             319,635       83,462
    United Tractors Tbk PT                              17,043,600   49,421,914
*   Vale Indonesia Tbk PT                               26,768,700    7,465,885
*   Visi Media Asia Tbk PT                               2,959,500       67,680
    Waskita Beton Precast Tbk PT                         5,154,100      182,261
    Wijaya Karya Beton Tbk PT                            6,573,500      294,560
    Wijaya Karya Persero Tbk PT                         18,970,900    2,944,033
*   XL Axiata Tbk PT                                    15,879,200    3,544,429
                                                                   ------------
TOTAL INDONESIA                                                     620,352,816
                                                                   ------------
MALAYSIA -- (2.8%)
    Aeon Co. M Bhd                                          96,800       40,570
    Affin Holdings Bhd                                  10,731,350    6,965,638
    AirAsia Bhd                                         17,947,500   19,056,914
    Alliance Bank Malaysia Bhd                          15,784,300   17,521,883
    Allianz Malaysia Bhd                                    28,800       96,851
    AMMB Holdings Bhd                                   21,542,862   26,632,383
#   Ann Joo Resources Bhd                                1,566,300    1,401,277
    APM Automotive Holdings Bhd                            721,300      694,104
    Batu Kawan Bhd                                       2,058,550   10,450,294
    Benalec Holdings Bhd                                 6,291,500      636,120
#*  Berjaya Assets BHD                                     809,200       84,983
#*  Berjaya Corp. Bhd                                   36,701,078    3,200,995
*   Berjaya Land Bhd                                    13,220,000    1,136,043
    BIMB Holdings Bhd                                      904,007      961,654
    Boustead Holdings Bhd                               12,820,191    9,434,286
    Boustead Plantations Bhd                             1,811,500      784,754
*   Bumi Armada Bhd                                     25,619,100    5,529,460
    Can-One Bhd                                            401,400      298,467
#   CB Industrial Product Holding Bhd                    1,722,100      785,354
    Century Logistics Holdings Bhd Class B                  71,300       17,819

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Chin Teck Plantations Bhd                               309,100 $   615,754
    CIMB Group Holdings Bhd                              34,094,037  63,338,328
    Coastal Contracts Bhd                                 3,357,500   1,126,128
    CSC Steel Holdings Bhd                                2,078,256     821,977
    Cypark Resources Bhd                                     94,800      64,110
*   Daya Materials Bhd                                    7,220,400     157,607
#*  Dayang Enterprise Holdings Bhd                        2,480,000     513,045
#   DRB-Hicom Bhd                                        10,460,600   6,965,008
    Eastern & Oriental Bhd                               10,671,480   3,910,855
#*  Eco World Development Group Bhd                       3,390,800   1,218,301
    Ekovest Bhd                                           2,535,300     645,753
    Engtex Group Bhd                                        423,500     118,183
#   Evergreen Fibreboard Bhd                              6,709,889     988,200
    FAR East Holdings Bhd                                   403,800     912,403
#   Felda Global Ventures Holdings Bhd                   15,609,800   8,039,703
#   Gadang Holdings Bhd                                   1,866,700     554,922
#   Genting Bhd                                          22,596,000  55,771,618
#   Genting Malaysia Bhd                                 20,202,400  28,539,991
    Glomac Bhd                                            6,667,650     906,043
    Goldis Bhd                                            3,223,995   2,591,628
    GuocoLand Malaysia Bhd                                2,797,700     774,943
    HAP Seng Consolidated Bhd                             4,621,182  11,519,227
    Hap Seng Plantations Holdings Bhd                     3,368,400   2,204,618
    HeveaBoard Bhd                                          263,200      67,417
    Hiap Teck Venture Bhd                                 6,699,900     858,916
    Hong Leong Financial Group Bhd                        2,837,334  13,497,556
    Hong Leong Industries Bhd                               599,400   1,491,671
    Hua Yang Bhd                                          2,298,310     356,023
    I-Bhd                                                    84,900      11,543
    IJM Corp. Bhd                                        38,688,118  30,646,349
#   Insas Bhd                                             7,425,300   1,844,054
    IOI Properties Group Bhd                              5,276,025   2,692,872
*   Iris Corp. Bhd                                       21,281,900   1,175,641
#*  Iskandar Waterfront City Bhd                          1,175,800     412,408
#*  JAKS Resources Bhd                                    3,484,900   1,554,474
#   Jaya Tiasa Holdings Bhd                               5,364,333   1,468,161
    JCY International Bhd                                 8,758,900     964,314
    Keck Seng Malaysia Bhd                                2,504,000   2,991,904
    Kenanga Investment Bank Bhd                           2,020,487     315,616
    Kian JOO CAN Factory Bhd                              4,543,780   3,438,123
#   Kimlun Corp. Bhd                                        872,895     510,516
#*  KNM Group Bhd                                        24,453,390   1,560,738
    Kretam Holdings Bhd                                   3,429,400     606,335
#*  KSL Holdings Bhd                                      8,701,951   2,295,824
    Kumpulan Fima Bhd                                     2,063,300     830,333
    Kumpulan Perangsang Selangor Bhd                      2,397,900     799,389
*   Kwantas Corp. Bhd                                       283,200     102,198
    Land & General Bhd                                   34,051,620   1,826,404
*   Landmarks Bhd                                         2,119,208     471,992
#   LBS Bina Group Bhd                                    3,804,900   2,309,059
#*  Lion Industries Corp. Bhd                             1,965,400     655,985
    Magnum Bhd                                            5,748,900   2,727,773
#   Mah Sing Group Bhd                                   13,759,262   5,061,471

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Malayan Banking Bhd                                   5,260,479 $13,625,798
    Malayan Flour Mills Bhd                               3,200,950   1,795,898
*   Malayan United Industries Bhd                           403,500      22,715
    Malaysia Airports Holdings Bhd                        1,188,654   2,757,958
    Malaysia Building Society Bhd                        10,223,436   3,063,249
#*  Malaysia Marine and Heavy Engineering Holdings Bhd    2,625,000     533,959
#*  Malaysian Bulk Carriers Bhd                           4,604,925     943,836
    Malaysian Pacific Industries Bhd                        237,975     640,011
#   Malaysian Resources Corp. Bhd                        29,613,600   9,082,818
#   Malton Bhd                                            4,241,700   1,015,832
    Matrix Concepts Holdings Bhd                             71,900      40,205
    MBM Resources Bhd                                     2,625,103   1,582,433
#   Media Prima Bhd                                       6,626,700   1,154,657
    Mega First Corp. Bhd                                  1,645,200   1,583,293
    MISC Bhd                                             14,588,904  28,183,528
#   Mitrajaya Holdings Bhd                                  382,100      95,894
*   MK Land Holdings Bhd                                  4,288,600     256,045
    MKH Bhd                                               4,214,878   1,826,647
    MMC Corp. Bhd                                        13,272,880   6,793,964
*   MNRB Holdings Bhd                                     2,353,450   1,586,250
*   MPHB Capital Bhd                                         53,100      20,534
*   Mudajaya Group Bhd                                    4,184,700     992,164
    Muhibbah Engineering M Bhd                            4,199,800   3,410,882
*   Mulpha International Bhd                              2,102,460   1,369,510
*   Naim Holdings Bhd                                     1,948,200     514,688
#   Oriental Holdings Bhd                                 3,509,779   5,857,328
#   OSK Holdings Bhd                                     11,615,106   3,099,391
    Pacific & Orient Bhd                                    334,330     109,753
    Panasonic Manufacturing Malaysia BHD                    289,980   2,579,916
    Pantech Group Holdings Bhd                            4,446,309     746,219
    Paramount Corp. Bhd                                   1,734,425     843,919
#*  Parkson Holdings Bhd                                  6,452,528     875,117
*   Perdana Petroleum Bhd                                   753,577      75,401
    PPB Group Bhd                                         5,972,266  26,687,639
    Protasco Bhd                                          3,674,650   1,027,755
    RHB Bank Bhd                                         11,005,000  15,353,050
#*  Rimbunan Sawit Bhd                                    6,810,000     627,406
*   Salcon Bhd                                              695,083      82,711
#   Sapura Energy Bhd                                    33,855,300   6,516,617
#   Sarawak Oil Palms Bhd                                   665,267     639,459
*   Scomi Group Bhd                                       9,740,350     617,567
    Selangor Dredging Bhd                                 1,352,800     304,493
    Selangor Properties Bhd                                  75,300      93,642
    Shangri-La Hotels Malaysia Bhd                          603,800     765,497
    SHL Consolidated Bhd                                    331,800     224,630
#   SP Setia Bhd Group                                    6,356,551   5,069,940
    Star Media Group Bhd                                  1,607,100     572,438
*   Sumatec Resources Bhd                                 2,855,100      57,349
#   Sunway Bhd                                           19,090,371   8,640,749
#   Supermax Corp. Bhd                                    6,327,000   3,548,733
    Suria Capital Holdings Bhd                              824,400     384,114
    Symphony Life Bhd                                       735,324     145,454
#   Ta Ann Holdings Bhd                                   2,344,326   1,997,584

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    TA Enterprise Bhd                                   19,764,100 $  3,213,297
    TA Global Bhd                                       15,391,880    1,421,242
    TAN Chong Motor Holdings Bhd                         4,108,800    1,802,886
    TDM Bhd                                             13,722,720    1,640,016
    TH Plantations Bhd                                     900,500      242,892
    Thong Guan Industries Bhd                              114,200      113,630
    Time dotCom Bhd                                      3,428,080    7,702,867
#   Tiong NAM Logistics Holdings                         1,581,462      489,994
    Tropicana Corp. Bhd                                  8,398,246    1,970,187
    TSH Resources Bhd                                       95,400       40,299
    UEM Edgenta Bhd                                      1,330,200      852,186
*   UEM Sunrise Bhd                                     20,397,045    5,895,841
*   UMW Holdings Bhd                                       960,700    1,675,117
#*  UMW Oil & Gas Corp. Bhd                             16,557,528    1,373,258
    Unisem M Bhd                                         4,681,400    3,620,336
    United Malacca Bhd                                     960,500    1,584,289
    United Plantations Bhd                                  61,200      446,859
    UOA Development Bhd                                  7,856,700    5,068,217
*   Vivocom International Holdings Bhd                   2,235,400       68,275
#*  Wah Seong Corp. Bhd                                  3,782,783    1,416,277
#*  WCT Holdings Bhd                                    12,537,062    5,015,642
    WTK Holdings Bhd                                     5,370,850      956,064
#*  YNH Property Bhd                                     6,875,925    2,463,868
    YTL Corp. Bhd                                       83,818,243   32,875,718
*   YTL Land & Development Bhd                           2,011,800      263,981
                                                                   ------------
TOTAL MALAYSIA                                                      634,223,130
                                                                   ------------
MEXICO -- (3.6%)
#   Alfa S.A.B. de C.V. Class A                         35,217,531   44,069,811
#   Alpek S.A.B. de C.V.                                 4,125,775    5,965,296
*   Axtel S.A.B. de C.V.                                 7,154,486    1,833,621
#   Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand ADR              1,848,434   14,454,754
    Banco Santander Mexico SA Institucion de Banca
      Multiple Grupo Financiero Santand Class B          4,993,822    7,875,061
*   Bio Pappel S.A.B. de C.V.                              439,582      474,732
*   Cemex S.A.B. de C.V. Sponsored ADR                  13,346,943  110,646,161
#   Coca-Cola Femsa S.A.B. de C.V. Series L              1,424,609   10,905,156
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR           139,424   10,624,109
    Consorcio ARA S.A.B. de C.V. Series *                9,308,776    3,901,216
*   Corp Interamericana de Entretenimiento S.A.B. de
      C.V. Class B                                       1,539,086    1,730,379
    Corp. Actinver S.A.B. de C.V.                          105,133       78,518
    Credito Real S.A.B. de C.V. SOFOM ER                 1,053,638    1,415,286
    Cydsa S.A.B. de C.V.                                     5,874       10,024
    Dine S.A.B. de C.V.                                  1,027,267      645,776
#   El Puerto de Liverpool S.A.B. de C.V. Class C1         164,582    1,220,233
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR                                      1,131,634  110,379,580
#*  Grupo Aeromexico S.A.B. de C.V.                      1,315,349    2,079,201
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR     87,628    9,187,795
#   Grupo Carso S.A.B. de C.V. Series A1                 6,811,032   25,627,712
#   Grupo Cementos de Chihuahua S.A.B. de C.V.           2,518,012   14,248,903
#   Grupo Comercial Chedraui S.A. de C.V.                2,812,379    6,257,370
#   Grupo Elektra S.A.B. de C.V.                           260,305    9,503,246

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
*   Grupo Famsa S.A.B. de C.V. Class A                   2,710,749 $  1,736,114
    Grupo Financiero Banorte S.A.B. de C.V. Class O     18,923,992  121,199,771
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O     14,921,956   26,401,602
#   Grupo Financiero Interacciones SA de C.V. Class O      837,669    4,040,777
*   Grupo Gigante S.A.B. de C.V. Series *                  471,076    1,157,963
#   Grupo Herdez S.A.B. de C.V. Series *                   977,438    2,304,982
    Grupo Industrial Saltillo S.A.B. de C.V.             1,346,804    2,424,164
    Grupo KUO S.A.B. de C.V. Series B                    2,034,528    4,602,127
    Grupo Mexico S.A.B. de C.V. Series B                39,238,044  138,553,562
*   Grupo Pochteca S.A.B. de C.V.                           67,810       34,503
*   Grupo Posadas S.A.B. de C.V.                           335,413      695,633
#   Grupo Rotoplas S.A.B. de C.V.                           17,266       27,543
    Grupo Sanborns S.A.B. de C.V.                        1,362,003    1,514,821
*   Grupo Simec S.A.B. de C.V. Series B                  1,092,815    3,772,529
*   Grupo Sports World S.A.B. de C.V.                      293,561      291,798
#   Industrias Bachoco S.A.B. de C.V. Series B           1,829,233    9,419,517
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR         40,783    2,526,099
#*  Industrias CH S.A.B. de C.V. Series B                1,988,427    8,911,290
    Industrias Penoles S.A.B. de C.V.                      132,629    3,073,482
#*  La Comer S.A.B. de C.V.                              5,414,652    5,513,058
    Medica Sur S.A.B. de C.V. Series B                       1,000        2,149
#   Mexichem S.A.B. de C.V. Series *                    10,214,475   28,972,135
#*  Minera Frisco S.A.B. de C.V. Class A1                7,198,230    4,757,115
#   Nemak S.A.B. de C.V.                                 1,826,122    1,528,657
#   Organizacion Cultiba S.A.B. de C.V.                    170,021      142,508
*   Organizacion Soriana S.A.B. de C.V. Class B         14,565,741   31,844,399
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                        101,358    1,037,719
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                          1,698       13,319
    Qualitas Controladora S.A.B. de C.V.                 1,569,014    3,925,960
    Rassini S.A.B. de C.V.                                  38,970      158,797
    Rassini S.A.B. De C.V. Class A                          22,388       46,696
#   TV Azteca S.A.B. de C.V.                             9,523,719    1,719,328
    Vitro S.A.B. de C.V. Series A                        1,503,590    5,642,982
                                                                   ------------
TOTAL MEXICO                                                        811,127,039
                                                                   ------------
PHILIPPINES -- (0.9%)
    A Soriano Corp.                                      6,260,400      861,732
    ACR Mining Corp.                                       105,455        6,899
*   Alliance Global Group, Inc.                         34,669,206   10,365,685
    Alsons Consolidated Resources, Inc.                 20,894,000      532,016
*   Apex Mining Co., Inc.                                  403,000       11,875
*   Atlas Consolidated Mining & Development Corp.        5,351,500      507,315
    Ayala Corp.                                             12,090      247,499
    Bank of the Philippine Islands                         234,470      544,486
    BDO Unibank, Inc.                                   13,610,609   40,559,392
    Belle Corp.                                          2,758,000      205,822
    Cebu Air, Inc.                                       2,492,480    4,813,593
    Century Properties Group, Inc.                      28,217,400      255,900
    China Banking Corp.                                    800,132      566,107
    Cosco Capital, Inc.                                 12,633,400    1,772,415
    East West Banking Corp.                              2,050,500    1,154,838
*   EEI Corp.                                            1,615,300      387,980

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
    Emperador, Inc.                                      1,168,700 $    185,930
*   Empire East Land Holdings, Inc.                     24,178,000      315,116
    Energy Development Corp.                             2,813,269      311,274
    Filinvest Development Corp.                            142,800       21,119
    Filinvest Land, Inc.                               178,824,031    6,510,851
    First Philippine Holdings Corp.                      4,494,160    5,414,508
*   Global Ferronickel Holdings, Inc.                      598,000       29,572
    GT Capital Holdings, Inc.                              168,445    4,418,938
    JG Summit Holdings, Inc.                            10,280,900   15,344,842
    Lopez Holdings Corp.                                34,431,500    3,691,978
    LT Group, Inc.                                      16,909,600    7,399,640
    Megaworld Corp.                                    128,549,200   12,405,048
    Metro Retail Stores Group, Inc.                      1,545,000      112,068
    Metropolitan Bank & Trust Co.                        6,084,330   11,793,745
    Nickel Asia Corp.                                    5,735,900      736,236
    Pepsi-Cola Products Philippines, Inc.                  709,000       40,032
    Petron Corp.                                        19,513,800    3,653,239
    Philex Mining Corp.                                    751,000       98,143
*   Philippine National Bank                             4,734,813    5,445,295
*   Philippine National Construction Corp.                 398,900        7,146
    Philippine Savings Bank                              1,213,273    2,104,084
    Phinma Corp.                                           351,867       56,578
    Phinma Energy Corp.                                 25,692,000      815,804
    Phoenix Petroleum Philippines, Inc.                  1,456,600      357,916
    RFM Corp.                                              976,000       91,713
    Rizal Commercial Banking Corp.                       4,496,568    4,399,231
    Robinsons Land Corp.                                27,652,450   11,244,273
    Robinsons Retail Holdings, Inc.                        208,450      384,806
    San Miguel Corp.                                     6,720,346   18,870,203
    San Miguel Pure Foods Co., Inc.                         73,100      884,910
    Security Bank Corp.                                  1,769,464    8,479,040
*   SSI Group, Inc.                                      2,648,000      157,966
    STI Education Systems Holdings, Inc.                11,885,000      349,896
*   Top Frontier Investment Holdings, Inc.                 628,532    3,440,159
    Travellers International Hotel Group, Inc.           2,808,200      216,972
    Union Bank of the Philippines                        4,413,349    7,746,523
    Vista Land & Lifescapes, Inc.                       75,800,868   10,311,338
                                                                   ------------
TOTAL PHILIPPINES                                                   210,639,686
                                                                   ------------
POLAND -- (1.5%)
*   Agora SA                                               550,169    2,368,700
*   Alior Bank SA                                          171,702    4,383,724
    Amica SA                                                 1,374       52,915
    Asseco Poland SA                                     1,108,005   15,389,239
    Bank Handlowy w Warszawie SA                            30,090      761,505
*   Bank Millennium SA                                   4,427,257   12,674,371
*   Ciech SA                                               112,687    2,073,701
    Cyfrowy Polsat SA                                      148,341    1,066,445
#   Enea SA                                              2,423,548    7,962,548
    Firma Oponiarska Debica SA                              68,764    2,057,538
*   Getin Holding SA                                     2,997,806    1,333,794
#*  Getin Noble Bank SA                                  1,094,168      599,014

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
    Grupa Azoty SA                                         202,600 $  4,291,402
    Grupa Kety SA                                           60,779    7,336,782
    Grupa Lotos SA                                       1,539,194   27,274,489
*   Impexmetal SA                                        3,803,406    4,903,831
    Kernel Holding SA                                      429,522    6,531,798
    KGHM Polska Miedz SA                                 1,421,562   46,654,392
    LC Corp. SA                                          1,199,107    1,125,202
    Lubelski Wegiel Bogdanka SA                             27,192      548,802
*   mBank SA                                                 6,144      934,947
    Netia SA                                             4,407,983    6,963,468
    Orbis SA                                               467,755   13,967,271
*   PGE Polska Grupa Energetyczna SA                    10,737,973   38,138,129
*   PKP Cargo SA                                            37,660      680,467
    Polski Koncern Naftowy Orlen SA                      2,227,121   72,236,150
*   Powszechna Kasa Oszczednosci Bank Polski SA          2,520,213   34,358,903
    Stalprodukt SA                                             546       87,651
*   Tauron Polska Energia SA                            10,944,247    9,912,326
#   Trakcja SA                                             563,682    1,208,623
*   Vistula Group SA                                        54,605       84,702
                                                                   ------------
TOTAL POLAND                                                        327,962,829
                                                                   ------------
RUSSIA -- (1.8%)
*   AFI Development P.L.C. GDR                              16,827        3,212
    Gazprom PJSC Sponsored ADR                          31,165,713  156,911,823
    Lukoil PJSC Sponsored ADR(BYZDW2900)                 1,526,223  100,844,370
    Lukoil PJSC Sponsored ADR(BYZF386)                   1,555,299  102,416,439
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR     850,759    8,916,444
    Rosneft Oil Co. PJSC GDR                             2,638,753   16,154,446
    RusHydro PJSC ADR                                    8,257,380   10,200,308
    VTB Bank PJSC GDR                                      386,803      732,218
                                                                   ------------
TOTAL RUSSIA                                                        396,179,260
                                                                   ------------
SOUTH AFRICA -- (6.9%)
    Adcock Ingram Holdings, Ltd.                             4,991       27,571
*   Adcorp Holdings, Ltd.                                  928,995    1,382,521
    Aeci, Ltd.                                           1,642,143   14,290,005
    African Oxygen, Ltd.                                    55,197      128,286
*   African Phoenix Investments, Ltd.                    9,264,952      547,591
    African Rainbow Minerals, Ltd.                       1,736,757   18,677,852
    Alexander Forbes Group Holdings, Ltd.                2,630,692    1,548,845
*   Allied Electronics Corp., Ltd. Class A                  59,895       64,333
    Alviva Holdings, Ltd.                                  902,939    1,327,898
*   Anglo American Platinum, Ltd.                          321,691    9,669,321
    AngloGold Ashanti, Ltd.                              1,405,694   15,673,573
    AngloGold Ashanti, Ltd. Sponsored ADR                2,757,572   31,105,412
#*  ArcelorMittal South Africa, Ltd.                     2,390,579      743,531
    Ascendis Health, Ltd.                                  101,394      101,116
    Aspen Pharmacare Holdings, Ltd.                        191,378    4,373,165
    Assore, Ltd.                                             6,364      168,717
*   Aveng, Ltd.                                          7,182,675    1,169,861
    Barclays Africa Group, Ltd.                          6,968,084  105,894,689
    Barloworld, Ltd.                                     4,686,069   66,681,530

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
    Blue Label Telecoms, Ltd.                            2,477,674 $  2,842,257
#*  Brait SE                                             2,567,253    8,346,906
    Caxton and CTP Publishers and Printers, Ltd.         3,089,885    3,025,255
#   Clover Industries, Ltd.                              1,450,164    1,835,486
*   Consolidated Infrastructure Group, Ltd.                703,402      219,791
    DataTec, Ltd.                                        5,765,033   15,023,013
#   DRDGOLD, Ltd.                                        5,384,649    1,669,227
*   enX Group, Ltd.                                        361,828      375,280
    EOH Holdings, Ltd.                                      37,329      201,708
    Evraz Highveld Steel and Vanadium, Ltd.                120,337          226
    Exxaro Resources, Ltd.                               2,328,068   28,069,878
    Gold Fields, Ltd.                                    3,080,433   13,340,844
    Gold Fields, Ltd. Sponsored ADR                     13,333,101   57,065,672
*   Grindrod, Ltd.                                       7,514,882    8,317,797
    Group Five, Ltd.                                     1,708,539    1,467,700
    Harmony Gold Mining Co., Ltd.                        1,956,999    3,361,277
#   Harmony Gold Mining Co., Ltd. Sponsored ADR            491,788      870,465
    Hudaco Industries, Ltd.                                128,557    1,600,150
    Hulamin, Ltd.                                        1,953,365      888,758
#*  Impala Platinum Holdings, Ltd.                       5,228,472   16,059,690
#   Imperial Holdings, Ltd.                              2,207,724   52,939,670
    Investec, Ltd.                                       3,140,392   24,680,746
    Invicta Holdings, Ltd.                                  66,039      313,630
    KAP Industrial Holdings, Ltd.                        1,866,399    1,345,852
#   Kumba Iron Ore, Ltd.                                   581,159   17,577,413
    Lewis Group, Ltd.                                    1,777,524    5,005,672
    Liberty Holdings, Ltd.                               1,721,995   19,089,167
    Life Healthcare Group Holdings, Ltd.                   856,193    1,963,825
    Merafe Resources, Ltd.                              24,797,852    3,461,346
#   Metair Investments, Ltd.                             1,517,176    2,727,984
    MMI Holdings, Ltd.                                  17,679,587   33,777,450
    Mpact, Ltd.                                          2,726,445    6,224,221
    MTN Group, Ltd.                                     16,895,677  187,089,119
    Murray & Roberts Holdings, Ltd.                      6,972,506    7,085,496
*   Nampak, Ltd.                                         4,046,955    5,207,416
#   Nedbank Group, Ltd.                                  2,788,167   62,210,781
    Novus Holdings, Ltd.                                   100,488       41,884
    Omnia Holdings, Ltd.                                   645,528    7,944,918
    Peregrine Holdings, Ltd.                             1,000,788    2,066,545
*   PPC, Ltd.                                            4,237,121    2,904,333
    Raubex Group, Ltd.                                   2,163,575    3,891,336
    RCL Foods, Ltd.                                        110,506      161,304
    Reunert, Ltd.                                          706,900    4,461,651
#*  Royal Bafokeng Platinum, Ltd.                          469,845    1,268,153
    Sappi, Ltd.                                          7,529,980   54,137,941
    Sasol, Ltd.                                          4,145,981  148,986,521
#   Sasol, Ltd. Sponsored ADR                            1,735,363   62,091,288
#   Sibanye Gold, Ltd.                                   4,954,968    5,841,032
#   Sibanye Gold, Ltd. Sponsored ADR                     2,402,461   11,315,591
    Standard Bank Group, Ltd.                           17,066,487  288,863,713
*   Stefanutti Stocks Holdings, Ltd.                       286,944       56,620
#   Steinhoff International Holdings NV                 23,998,309   13,837,590
*   Super Group, Ltd.                                    4,488,814   16,945,334

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH AFRICA -- (Continued)
    Telkom SA SOC, Ltd.                                5,017,373 $   21,810,025
    Tongaat Hulett, Ltd.                               1,511,221     14,650,737
    Trencor, Ltd.                                      1,561,743      6,368,052
    Tsogo Sun Holdings, Ltd.                           1,009,187      2,189,622
    Wilson Bayly Holmes-Ovcon, Ltd.                      525,881      7,040,316
                                                                 --------------
TOTAL SOUTH AFRICA                                                1,545,731,491
                                                                 --------------
SOUTH KOREA -- (16.6%)
#*  Ace Technologies Corp.                               237,396      1,245,911
    AJ Networks Co., Ltd.                                  6,134         44,516
#*  AJ Rent A Car Co., Ltd.                              189,555      2,190,784
#*  Ajin Industrial Co., Ltd.                             29,353        151,036
*   APS Holdings Corp.                                    32,562        254,328
    Asia Cement Co., Ltd.                                 16,176      1,963,341
#   ASIA Holdings Co., Ltd.                               19,309      2,432,410
#   Asia Paper Manufacturing Co., Ltd.                    71,015      1,474,248
*   Asiana Airlines, Inc.                              1,099,873      5,563,934
#*  AUK Corp.                                            379,138      1,080,251
#   Austem Co., Ltd.                                     233,223      1,232,192
#   Autech Corp.                                           8,522        107,290
    Avaco Co., Ltd.                                       73,660        539,484
    Bluecom Co., Ltd.                                     72,667        482,840
    BNK Financial Group, Inc.                          3,089,635     30,639,290
*   Bohae Brewery Co., Ltd.                               28,463         27,195
#   Bookook Securities Co., Ltd.                          31,526        829,613
*   Bubang Co., Ltd.                                      15,835         50,210
#   BYC Co., Ltd.                                            752        214,338
    Byucksan Corp.                                       272,284      1,107,668
#*  Capro Corp.                                           87,634        820,434
*   Chemtronics Co., Ltd.                                  2,758         22,430
    Chinyang Holdings Corp.                               96,249        269,479
#   Chokwang Paint, Ltd.                                  80,857        779,932
    Chongkundang Holdings Corp.                            5,618        410,741
    Chosun Refractories Co., Ltd.                          9,716        790,881
    CJ Hello Co., Ltd.                                   263,061      2,317,647
#   CKD Bio Corp.                                         22,971        562,869
#   Cosmax BTI, Inc.                                      20,454        697,606
    CROWNHAITAI Holdings Co., Ltd.                        12,508        185,619
#   Dae Dong Industrial Co., Ltd.                        160,688      1,482,299
    Dae Han Flour Mills Co., Ltd.                         14,612      2,373,975
    Dae Hyun Co., Ltd.                                   338,986        881,047
    Dae Won Kang Up Co., Ltd.                            261,589      1,193,632
#*  Dae Young Packaging Co., Ltd.                      1,125,046        879,795
#   Dae-Il Corp.                                          71,782        583,789
#*  Daechang Co., Ltd.                                   656,070        745,933
    Daechang Forging Co., Ltd.                             3,535        197,111
#   Daeduck Electronics Co.                              364,897      3,289,089
    Daeduck GDS Co., Ltd.                                252,671      5,444,075
#   Daegu Department Store                                71,060        792,056
#   Daehan Steel Co., Ltd.                               224,753      2,137,472
    Daekyo Co., Ltd.                                     184,455      1,412,124
    Daelim B&Co Co., Ltd.                                 17,858        114,496

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Daelim C&S Co., Ltd.                                     10,158 $   115,319
    Daelim Industrial Co., Ltd.                             298,128  22,655,000
    Daesang Corp.                                           207,917   5,208,594
#   Daesang Holdings Co., Ltd.                              171,184   1,627,152
#   Daesung Holdings Co., Ltd.                               42,463     327,662
    Daewon San Up Co., Ltd.                                  46,635     356,786
#*  Daewoo Engineering & Construction Co., Ltd.             264,196   1,532,763
#*  Daewoo Shipbuilding & Marine Engineering Co., Ltd.       49,100   1,114,537
*   Dahaam E-Tec Co., Ltd.                                    3,535      11,173
    Daishin Securities Co., Ltd.                            582,558   8,915,533
#   Daou Data Corp.                                          61,965     850,268
#   Daou Technology, Inc.                                   405,892   9,513,026
#*  Dasan Networks, Inc.                                    134,840     880,823
    Dayou Automotive Seat Technology Co., Ltd.               89,977      91,814
*   Dayou Plus Co., Ltd.                                     51,812      34,162
*   DB Financial Investment Co., Ltd.                       426,397   1,996,693
*   DB, Inc.                                                496,039     345,749
    DCM Corp.                                                 5,497      64,875
    DGB Financial Group, Inc.                             1,745,715  20,258,373
    Display Tech Co., Ltd.                                   43,544     160,771
    DMS Co., Ltd.                                             4,843      34,860
    Dong A Eltek Co., Ltd.                                    1,837      22,193
*   Dong Ah Tire & Rubber Co., Ltd.                          33,539     420,872
    Dong-A Socio Holdings Co., Ltd.                           5,512     764,835
#   Dong-Ah Geological Engineering Co., Ltd.                136,501   1,671,873
    Dong-Il Corp.                                            19,045     953,616
#   Dongbang Transport Logistics Co., Ltd.                  302,271     451,134
*   Dongbu Corp.                                              2,090      21,096
#   Dongil Industries Co., Ltd.                              19,620   1,469,994
#*  Dongkook Industrial Co., Ltd.                           806,719     974,425
    Dongkuk Industries Co., Ltd.                            398,112   1,621,464
    Dongkuk Steel Mill Co., Ltd.                            997,740  11,341,560
#   DONGSUNG Corp.                                          221,292   1,384,080
#   Dongwha Enterprise Co., Ltd.                              6,886     245,910
    Dongwha Pharm Co., Ltd.                                  39,120     395,474
    Dongwon Development Co., Ltd.                           353,737   1,753,031
    Dongwon Industries Co., Ltd.                              1,010     318,300
#*  Dongwoo Farm To Table Co., Ltd.                          14,971      59,446
#   Dongyang E&P, Inc.                                       35,199     430,389
    Doosan Corp.                                            101,786  11,309,309
#*  Doosan Engine Co., Ltd.                                 161,211     676,930
#   Doosan Heavy Industries & Construction Co., Ltd.        720,354  11,466,750
#*  Doosan Infracore Co., Ltd.                            2,352,418  24,294,499
#   DRB Holding Co., Ltd.                                   124,838     934,892
#   DTR Automotive Corp.                                     48,170   1,512,737
    DY Corp.                                                247,313   1,552,106
    e-LITECOM Co., Ltd.                                      87,616     598,115
    E-MART, Inc.                                            215,370  58,519,142
#   Eagon Industrial, Ltd.                                   74,065     650,399
#   Easy Bio, Inc.                                          327,909   2,339,111
#   Elentec Co., Ltd.                                       167,314     739,918
#   Eugene Corp.                                            834,634   5,040,790
*   Eugene Investment & Securities Co., Ltd.              1,113,895   4,374,407

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Eusu Holdings Co., Ltd.                                 61,491 $    435,924
    EVERDIGM Corp.                                          28,689      266,002
#*  FarmStory Co., Ltd.                                    501,701      641,364
    Feelux Co., Ltd.                                        36,504      133,399
    Fila Korea, Ltd.                                         4,423      357,478
#   Fine Technix Co., Ltd.                                 194,816      487,833
    Fursys, Inc.                                            28,479      923,280
#   Gaon Cable Co., Ltd.                                    28,266      661,965
#*  Global Display Co., Ltd.                                32,534       57,515
#   GMB Korea Corp.                                         18,249      184,485
#   GOLFZONNEWDIN Co., Ltd.                                252,386    1,374,241
#*  GS Engineering & Construction Corp.                    587,759   18,239,938
#*  GS Global Corp.                                        806,323    2,994,151
    GS Holdings Corp.                                      714,906   46,453,897
    Gwangju Shinsegae Co., Ltd.                              6,232    1,418,189
    Halla Corp.                                            156,291      599,297
    Halla Holdings Corp.                                   117,375    6,617,004
#   Han Kuk Carbon Co., Ltd.                               231,961    1,550,964
    Hana Financial Group, Inc.                           3,073,142  149,753,906
#*  Hana Micron, Inc.                                      122,707      614,594
    Handsome Co., Ltd.                                     136,918    4,146,919
    Hanil Cement Co., Ltd.                                  54,652    8,536,319
#*  Hanjin Heavy Industries & Construction Co., Ltd.       571,915    1,987,024
*   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.                                            186,144      722,928
#*  Hanjin Kal Corp.                                       388,211    8,420,755
    Hanjin Transportation Co., Ltd.                        121,655    3,128,409
    Hankook Tire Co., Ltd.                                 135,224    6,772,523
#   Hankuk Glass Industries, Inc.                           17,640      607,764
#   Hankuk Paper Manufacturing Co., Ltd.                    38,692      876,779
    HanmiGlobal Co., Ltd.                                   13,645      132,975
    Hanshin Construction                                    59,082    1,369,033
#*  Hansol Holdings Co., Ltd.                              623,945    2,880,911
#   Hansol HomeDeco Co., Ltd.                            1,126,712    1,638,291
    Hansol Paper Co., Ltd.                                 178,393    2,588,551
*   Hanwha Chemical Corp.                                1,784,550   58,800,479
    Hanwha Corp.                                           799,678   35,229,875
*   Hanwha Galleria Timeworld Co., Ltd.                      2,375      103,539
    Hanwha General Insurance Co., Ltd.                     445,021    3,771,432
#*  Hanwha Investment & Securities Co., Ltd.             1,005,831    3,426,730
    Hanwha Life Insurance Co., Ltd.                      3,209,995   22,551,013
#*  Hanwha Techwin Co., Ltd.                               216,707    6,828,928
#   Hanyang Securities Co., Ltd.                            97,444      737,329
    Harim Co., Ltd.                                         27,662       91,194
#   Harim Holdings Co., Ltd.                               280,830      988,762
#   Heung-A Shipping Co., Ltd.                           2,837,035    2,226,630
#*  Heungkuk Fire & Marine Insurance Co., Ltd.              56,617      338,645
    Hitejinro Holdings Co., Ltd.                           120,661    1,157,770
#   HMC Investment Securities Co., Ltd.                    260,561    3,024,730
#   HS R&A Co., Ltd.                                       510,664    1,344,080
#   Humax Co., Ltd.                                        226,067    1,855,413
    Huons Global Co., Ltd.                                   5,834      368,485
#   Huvis Corp.                                            110,534    1,232,096
#   Hwa Shin Co., Ltd.                                     247,915    1,063,213

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#   Hwacheon Machine Tool Co., Ltd.                         14,514 $    839,778
#   Hwangkum Steel & Technology Co., Ltd.                   95,104    1,188,413
    HwaSung Industrial Co., Ltd.                           105,670    1,615,546
#   Hy-Lok Corp.                                            39,077      953,261
#   Hyundai BNG Steel Co., Ltd.                            158,748    2,139,582
*   Hyundai Construction Equipment Co., Ltd.                 4,804      916,682
#   Hyundai Corp Holdings Inc.                              16,233      235,815
    Hyundai Corp.                                           98,959    1,939,228
#   Hyundai Department Store Co., Ltd.                     198,364   19,315,329
    Hyundai Development Co-Engineering & Construction       84,573    3,499,124
*   Hyundai Electric & Energy System Co., Ltd.              10,484    1,205,683
    Hyundai Engineering & Construction Co., Ltd.           983,606   39,484,309
    Hyundai Engineering Plastics Co., Ltd.                  66,962      503,471
#   Hyundai Greenfood Co., Ltd.                            279,371    4,204,590
*   Hyundai Heavy Industries Co., Ltd.                     102,238   13,280,990
    Hyundai Home Shopping Network Corp.                     27,751    3,102,506
    Hyundai Hy Communications & Networks Co., Ltd.         365,562    1,485,890
#*  Hyundai Mipo Dockyard Co., Ltd.                        109,849   11,436,436
    Hyundai Mobis Co., Ltd.                                626,470  145,260,665
#   Hyundai Motor Co.                                    1,572,095  238,765,416
#*  Hyundai Robotics Co., Ltd.                             129,701   55,320,246
*   Hyundai Rotem Co., Ltd.                                 37,925      608,841
    Hyundai Steel Co.                                    1,217,479   64,866,323
#   Hyundai Wia Corp.                                      216,602   12,553,182
#   Ilji Technology Co., Ltd.                               16,833       68,023
#   Iljin Electric Co., Ltd.                               248,759    1,108,255
    Iljin Holdings Co., Ltd.                                11,969       66,627
#   Ilshin Spinning Co., Ltd.                               18,983    2,007,931
#   Ilsung Pharmaceuticals Co., Ltd.                         9,407    1,085,110
    iMarketKorea, Inc.                                      91,847      873,103
*   Industrial Bank of Korea                             2,462,074   38,363,474
#   Intergis Co., Ltd.                                      49,180      149,158
    Interpark Holdings Corp.                               470,150    1,864,531
    INTOPS Co., Ltd.                                       179,814    1,791,436
#   Inzi Controls Co., Ltd.                                 89,540      629,606
#   INZI Display Co., Ltd.                                 244,705      429,420
    IS Dongseo Co., Ltd.                                    17,167      631,701
#   ISU Chemical Co., Ltd.                                 184,365    2,641,793
#   IsuPetasys Co., Ltd.                                   353,456    1,456,202
    JB Financial Group Co., Ltd.                         1,189,093    7,344,155
    Kangnam Jevisco Co., Ltd.                               41,716    1,407,116
    KAON Media Co., Ltd.                                     5,839       72,497
*   KB Financial Group, Inc.                               369,851   23,259,173
#*  KB Financial Group, Inc. ADR                         2,869,877  179,855,191
    KC Green Holdings Co., Ltd.                             61,539      343,337
#   KCC Corp.                                               57,516   22,664,001
    KCC Engineering & Construction Co., Ltd.                30,139      252,471
#*  KEC Corp.                                              509,327      662,491
#   Keyang Electric Machinery Co., Ltd.                    217,110    1,006,373
#   KG Chemical Corp.                                       93,477    2,359,024
#   KG Eco Technology Service Co., Ltd.                    301,386    1,251,911
#   KGMobilians Co., Ltd.                                   79,935      711,913
#   KH Vatec Co., Ltd.                                     153,792    2,254,131

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Kia Motors Corp.                                     3,431,922 $111,276,669
    KISCO Corp.                                             66,512    2,301,567
#   KISCO Holdings Co., Ltd.                                12,649      854,089
#   Kishin Corp.                                           107,298      481,105
    KISWIRE, Ltd.                                           99,962    3,219,866
*   KleanNara Co., Ltd.                                    110,992      459,226
*   KMH Co., Ltd.                                           53,654      578,640
    Kodaco Co., Ltd.                                        32,001       91,691
#   Kolao Holdings                                         162,310      827,430
    Kolon Corp.                                              3,481      200,102
#   Kolon Global Corp.                                      15,746      156,569
#   Kolon Industries, Inc.                                 268,077   20,432,443
#   Komelon Corp.                                           33,167      299,623
*   KONA I Co., Ltd.                                         2,101       26,641
#   Kook Soon Dang Brewery Co., Ltd.                       112,565      636,685
#   Korea Alcohol Industrial Co., Ltd.                     100,980      853,907
    Korea Cast Iron Pipe Industries Co., Ltd.                6,205       57,673
#   Korea Circuit Co., Ltd.                                137,389    1,599,289
    Korea Electric Terminal Co., Ltd.                        7,650      499,890
    Korea Export Packaging Industrial Co., Ltd.              5,290       87,430
#   Korea Flange Co., Ltd.                                  67,906      635,677
    Korea Investment Holdings Co., Ltd.                    473,683   38,743,570
#*  Korea Line Corp.                                        30,616      894,440
*   Korean Air Lines Co., Ltd.                             121,126    4,370,305
    Korean Reinsurance Co.                               1,005,930   11,492,379
    Kortek Corp.                                           127,952    1,826,600
#   KPX Chemical Co., Ltd.                                  19,742    1,260,588
    KSS LINE, Ltd.                                         111,744    1,021,226
    KT Submarine Co., Ltd.                                  22,384       94,939
#*  KTB Investment & Securities Co., Ltd.                  710,363    3,637,229
    KTCS Corp.                                             285,608      629,806
    Ktis Corp.                                              98,526      313,725
#   Kukdo Chemical Co., Ltd.                                53,857    3,136,880
    Kukdong Oil & Chemicals Co., Ltd.                       26,930       87,879
#*  Kumho Electric Co., Ltd.                                44,602      347,341
    Kumho Industrial Co., Ltd.                              12,566      119,034
#*  Kumho Tire Co., Inc.                                   677,297    3,775,812
    Kumkang Kind Co., Ltd.                                   9,649      311,827
    Kwang Dong Pharmaceutical Co., Ltd.                     32,278      300,516
    Kwangju Bank Co., Ltd.                                 218,721    2,610,860
#*  Kyeryong Construction Industrial Co., Ltd.              39,360      707,236
    Kyobo Securities Co., Ltd.                             278,747    3,092,027
#   Kyung-In Synthetic Corp.                               120,253      672,389
#   Kyungbang, Ltd.                                        146,128    1,980,149
#   Kyungchang Industrial Co., Ltd.                         28,508      104,079
#   LEADCORP, Inc. (The)                                   163,684      929,802
    Lee Ku Industrial Co., Ltd.                             79,592      167,732
    LF Corp.                                               273,733    8,766,363
    LG Corp.                                               722,271   60,237,982
#   LG Display Co., Ltd.                                 1,493,377   44,857,270
#*  LG Display Co., Ltd. ADR                             4,048,932   60,369,576
    LG Electronics, Inc.                                 1,619,802  155,380,700
    LG Hausys, Ltd.                                         66,810    5,724,866

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    LG International Corp.                                 310,174 $  8,698,209
    LG Uplus Corp.                                         906,497   12,133,990
#   LMS Co., Ltd.                                           47,891      409,150
    Lotte Chilsung Beverage Co., Ltd.                           65       92,280
*   Lotte Confectionery Co., Ltd.                               54        8,784
    Lotte Corp.                                            145,166    9,486,136
    LOTTE Fine Chemical Co., Ltd.                          115,447    8,301,254
#   Lotte Food Co., Ltd.                                     1,329      792,680
    LOTTE Himart Co., Ltd.                                 106,339    7,668,170
#   Lotte Non-Life Insurance Co., Ltd.                     613,340    2,101,737
    Lotte Shopping Co., Ltd.                               110,124   24,860,312
    LS Corp.                                               191,625   14,171,864
*   Lumens Co., Ltd.                                       399,034    1,757,103
    Maeil Holdings Co., Ltd.                                 2,198       34,697
    MegaStudy Co., Ltd.                                      8,592      283,470
#   MegaStudyEdu Co., Ltd.                                   2,475      167,154
*   Melfas, Inc.                                            10,068       45,195
    Meritz Financial Group, Inc.                            56,905      879,232
    Meritz Securities Co., Ltd.                            193,483      959,829
    Mi Chang Oil Industrial Co., Ltd.                        6,317      502,250
    Mirae Asset Daewoo Co., Ltd.                         2,795,881   29,433,450
*   Mirae Asset Life Insurance Co., Ltd.                   590,788    2,987,696
#   MK Electron Co., Ltd.                                  206,303    2,317,215
#*  MNTech Co., Ltd.                                       253,216    1,236,144
    Mobase Co., Ltd.                                       100,149      598,229
#   Moorim P&P Co., Ltd.                                   329,441    1,690,462
#*  Moorim Paper Co., Ltd.                                 210,130      534,801
#   Motonic Corp.                                           90,580      916,210
    Muhak Co., Ltd.                                         19,392      360,459
*   Namsun Aluminum Co., Ltd.                              686,526      707,202
#   Namyang Dairy Products Co., Ltd.                         4,087    2,674,990
#*  Neowiz                                                  44,731      633,573
*   Neowiz Holdings Corp.                                   76,012      986,200
#   Nexen Corp.                                            222,004    1,579,866
    Nexen Tire Corp.                                       104,992    1,234,179
    NH Investment & Securities Co., Ltd.                 1,423,636   22,383,315
#*  NHN Entertainment Corp.                                 89,316    6,917,944
#   Nong Shim Holdings Co., Ltd.                            25,974    2,760,697
    NongShim Co., Ltd.                                      20,089    6,087,186
    NOROO Paint & Coatings Co., Ltd.                       101,901      845,361
#   NPC                                                    116,690      622,011
    OCI Co., Ltd.                                          170,786   27,011,677
#   Opto Device Technology Co., Ltd.                        42,920      353,368
*   Paik Kwang Industrial Co., Ltd.                         23,328       64,091
#*  Pan Ocean Co., Ltd.                                  1,075,661    6,055,703
    Pang Rim Co., Ltd.                                       3,201       61,138
#*  PaperCorea, Inc.                                        52,808       75,243
#   Poongsan Corp.                                         350,209   16,488,770
    Poongsan Holdings Corp.                                 61,601    3,144,746
    POSCO                                                  622,870  222,168,906
#*  POSCO Sponsored ADR                                  1,500,406  134,256,329
    POSCO Coated & Color Steel Co., Ltd.                    31,646      947,694
    Posco Daewoo Corp.                                     417,495    9,419,724

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Power Logics Co., Ltd.                                 285,879 $  1,673,175
#   Pyeong Hwa Automotive Co., Ltd.                        207,298    2,154,921
#*  RFTech Co., Ltd.                                       183,922      886,522
    S&S Tech Corp.                                           3,073       13,576
*   S&T Dynamics Co., Ltd.                                 346,093    2,746,629
#   S&T Holdings Co., Ltd.                                 117,284    1,709,088
    S&T Motiv Co., Ltd.                                     44,437    2,055,287
#   S-Energy Co., Ltd.                                      28,801      197,694
#   Sajo Industries Co., Ltd.                               33,796    2,275,492
    Sam Young Electronics Co., Ltd.                        165,512    2,125,144
#   Sambo Motors Co., Ltd.                                  14,459      125,730
    Samho Development Co., Ltd.                            180,616      781,771
*   Samho International Co., Ltd.                            5,198       74,219
#   SAMHWA Paints Industrial Co., Ltd.                      91,345      705,101
#   Samick Musical Instruments Co., Ltd.                   434,692    1,154,336
#*  Samji Electronics Co., Ltd.                            106,216    1,545,506
#*  Samjin LND Co., Ltd.                                    92,054      237,473
#   Samkee Automotive Co., Ltd.                             84,569      290,988
    Samkwang Glass Co., Ltd.                                 3,085      144,999
    Sammok S-Form Co., Ltd.                                108,827    1,353,851
*   SAMPYO Cement Co., Ltd.                                100,012      322,175
    Samsung C&T Corp.                                       39,672    5,274,232
    Samsung Card Co., Ltd.                                 247,966    9,041,524
    Samsung Fire & Marine Insurance Co., Ltd.               22,923    6,199,444
#*  Samsung Heavy Industries Co., Ltd.                   2,328,631   20,002,463
    Samsung Life Insurance Co., Ltd.                       607,230   73,341,709
    Samsung SDI Co., Ltd.                                  353,885   65,233,611
    Samsung Securities Co., Ltd.                           588,432   23,987,057
#   Samyang Corp.                                           27,298    2,618,691
    Samyang Holdings Corp.                                  52,762    6,004,036
    Samyang Tongsang Co., Ltd.                              20,565      856,602
*   Samyoung Chemical Co., Ltd.                            258,455      287,978
#   SAVEZONE I&C Corp.                                      90,870      413,122
    SBS Media Holdings Co., Ltd.                           488,064    1,586,240
    Seah Besteel Corp.                                     224,325    6,668,147
#   SeAH Holdings Corp.                                     12,963    1,918,531
    SeAH Steel Corp.                                        52,811    5,164,120
    Sebang Co., Ltd.                                       153,120    1,949,559
    Sebang Global Battery Co., Ltd.                         84,669    2,877,571
    Sebo Manufacturing Engineer Corp.                        1,816       21,109
#   Sejong Industrial Co., Ltd.                            149,292    1,257,319
#   Sejoong Co., Ltd.                                       74,223      221,742
    Sekonix Co., Ltd.                                       20,292      280,824
#   Seohan Co., Ltd.                                       147,513      359,064
    Seohee Construction Co., Ltd.                        2,386,841    2,832,555
    SEOWONINTECH Co., Ltd.                                   9,217       71,192
    Seoyon Co., Ltd.                                       131,812      963,701
    Seoyon E-Hwa Co., Ltd.                                  31,159      317,416
    Sewon Precision Industry Co., Ltd.                       3,019       45,047
*   SG Corp.                                                59,208       52,509
#*  SG&G Corp.                                             372,819    1,141,677
*   Shinhan Financial Group Co., Ltd.                    3,697,574  183,569,542
#*  Shinhan Financial Group Co., Ltd. ADR                1,508,501   74,233,333

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
    Shinsegae Engineering & Construction Co., Ltd.           6,936 $    207,910
#   Shinsegae Information & Communication Co., Ltd.         13,644    1,597,336
    Shinsegae International, Inc.                            2,341      183,428
#   Shinsegae, Inc.                                        109,224   35,084,053
#*  Shinsung Tongsang Co., Ltd.                            881,967      994,968
    Shinwha Intertek Corp.                                 125,015      313,041
#*  Shinwon Corp.                                          181,086      347,852
    Shinyoung Securities Co., Ltd.                          44,381    2,547,353
#*  Signetics Corp.                                        784,046      987,708
#   Silla Co., Ltd.                                         65,927      990,862
#*  SIMMTECH HOLDINGS Co., Ltd.                              3,959        8,957
    SIMPAC, Inc.                                            73,823      308,558
    Sindoh Co., Ltd.                                        58,026    3,856,907
    SJM Co., Ltd.                                           11,075       51,989
*   SK Chemicals Co., Ltd.                                  95,242   10,256,866
    SK Discovery Co., Ltd.                                  88,698    4,227,041
    SK Gas, Ltd.                                            58,230    5,777,078
    SK Innovation Co., Ltd.                                879,496  168,417,064
    SK Networks Co., Ltd.                                1,836,089   11,173,788
#*  SK Securities Co., Ltd.                              2,262,158    2,817,528
    SKC Co., Ltd.                                          303,426   12,869,449
    SL Corp.                                               228,748    5,796,802
    Ssangyong Cement Industrial Co., Ltd.                  317,964    6,572,739
*   Ssangyong Motor Co.                                    140,415      773,112
#   Sun Kwang Co., Ltd.                                     27,066      507,553
#   Sunchang Corp.                                          54,825      443,745
    Sung Kwang Bend Co., Ltd.                              156,885    1,717,616
#   Sungchang Enterprise Holdings, Ltd.                    326,002      938,837
#   Sungdo Engineering & Construction Co., Ltd.            136,143      915,390
#*  Sungshin Cement Co., Ltd.                              274,430    1,621,504
    Sungwoo Hitech Co., Ltd.                               547,218    3,614,239
#   Tae Kyung Industrial Co., Ltd.                         120,772      619,843
    Taekwang Industrial Co., Ltd.                            5,129    6,622,604
#*  Taewoong Co., Ltd.                                     117,534    2,656,061
*   Taeyoung Engineering & Construction Co., Ltd.          608,502    6,889,591
    Tailim Packaging Co., Ltd.                              26,989       88,328
#*  TBH Global Co., Ltd.                                   193,598    1,413,598
#*  Thinkware Systems Corp.                                 76,490      802,640
#*  TK Chemical Corp.                                      639,523    1,306,717
    TK Corp.                                               115,733    1,506,431
#   Tong Yang Moolsan Co., Ltd.                            435,710      747,701
    Tongyang Life Insurance Co., Ltd.                      562,313    4,144,881
    Tongyang pile, Inc.                                     11,171       54,880
    Tongyang, Inc.                                         358,717      772,895
#   Top Engineering Co., Ltd.                              133,135      828,450
    Tovis Co., Ltd.                                        122,385      960,585
#   TS Corp.                                                71,353    1,653,378
#   Ubiquoss Holdings, Inc.                                 94,893      599,008
*   Ubiquoss, Inc.                                             738       15,750
    UIL Co., Ltd.                                           74,478      468,830
    Uju Electronics Co., Ltd.                               59,216      783,582
    Unid Co., Ltd.                                          75,492    3,509,159
#   Uniquest Corp.                                          20,797      202,429

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#   Visang Education, Inc.                                41,698 $      495,805
#*  WillBes & Co. (The)                                  848,604      1,433,564
#   Wiscom Co., Ltd.                                      32,980        126,487
*   Wonik Holdings Co., Ltd.                             150,772      1,095,539
*   Woongjin Co., Ltd.                                   243,455        651,954
*   Woongjin Thinkbig Co., Ltd.                           83,194        577,705
    Woori Bank                                         2,641,812     41,651,612
#   Woori Bank Sponsored ADR                               7,135        337,628
#   Wooshin Systems Co., Ltd.                             26,128        225,798
#   WooSung Feed Co., Ltd.                               255,261        737,365
#   Y G-1 Co., Ltd.                                       99,506      1,670,620
    YESCO Co., Ltd.                                       32,554      1,362,811
#   Yoosung Enterprise Co., Ltd.                         197,921        684,816
#   YooSung T&S Co., Ltd.                                196,580        729,530
#   Youlchon Chemical Co., Ltd.                          137,466      2,593,583
    Young Poong Corp.                                      3,737      3,708,849
    Young Poong Precision Corp.                          130,166      1,084,234
*   Youngone Corp.                                        25,981        774,872
    Youngone Holdings Co., Ltd.                           10,369        546,411
#*  Yuanta Securities Korea Co., Ltd.                    556,284      2,592,623
    YuHwa Securities Co., Ltd.                            29,804        439,609
#   Zeus Co., Ltd.                                        55,149        891,246
                                                                 --------------
TOTAL SOUTH KOREA                                                 3,721,262,583
                                                                 --------------
TAIWAN -- (15.3%)
#   Ability Enterprise Co., Ltd.                       2,889,330      2,214,000
    AcBel Polytech, Inc.                                 941,000        734,495
#   Acer, Inc.                                        29,011,109     27,476,102
#   ACES Electronic Co., Ltd.                          1,304,000      1,116,335
*   Acon Holding, Inc.                                 2,183,000        649,384
    Advanced International Multitech Co., Ltd.           395,000        433,185
#   Advanced Optoelectronic Technology, Inc.             216,000        270,750
    Advancetek Enterprise Co., Ltd.                      130,639         83,499
#*  AGV Products Corp.                                 6,174,211      1,598,607
#   AimCore Technology Co., Ltd.                         762,223        594,159
    Airmate Cayman International Co., Ltd.                26,000         21,709
#*  Alchip Technologies, Ltd.                            102,000        412,881
#   Alcor Micro Corp.                                    522,000        366,845
#   Allis Electric Co., Ltd.                           1,250,000        508,171
#   Alpha Networks, Inc.                               4,590,313      4,130,375
#   Altek Corp.                                        3,585,365      3,928,580
    Ambassador Hotel (The)                             1,236,000        981,285
    Ampire Co., Ltd.                                     372,000        220,464
#   AMPOC Far-East Co., Ltd.                           1,402,000      1,283,772
#   AmTRAN Technology Co., Ltd.                       10,964,956      6,567,087
#   Apacer Technology, Inc.                              384,210        503,473
#   APCB, Inc.                                         1,991,000      1,844,257
#   Apex International Co., Ltd.                       1,108,263        793,723
    Apex Medical Corp.                                    28,000         27,816
    Apex Science & Engineering                           211,536         61,024
#   Arcadyan Technology Corp.                          1,941,675      3,339,892
    Ardentec Corp.                                     4,074,058      5,359,381

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Asia Cement Corp.                                    23,592,589 $24,292,676
*   Asia Pacific Telecom Co., Ltd.                        7,985,000   2,753,018
    Asia Plastic Recycling Holding, Ltd.                  2,843,048   1,273,578
#   Asia Polymer Corp.                                    5,190,075   3,313,394
#   Asia Vital Components Co., Ltd.                       4,376,984   4,642,117
#   ASROCK, Inc.                                            113,000     295,222
    Asustek Computer, Inc.                                3,095,000  29,812,168
#   AU Optronics Corp.                                   57,234,812  27,222,776
#   AU Optronics Corp. Sponsored ADR                      9,119,014  43,680,077
#   Audix Corp.                                           1,266,332   1,846,596
#   Avermedia Technologies                                2,331,000   1,211,229
*   Avision, Inc.                                         1,540,555     370,343
#   AVY Precision Technology, Inc.                          606,959   1,188,128
#   Bank of Kaohsiung Co., Ltd.                           6,399,617   2,131,629
#*  BenQ Materials Corp.                                  1,013,000     666,690
#   BES Engineering Corp.                                19,640,443   5,259,647
#*  Biostar Microtech International Corp.                 2,187,055   1,350,313
#   Bright Led Electronics Corp.                          1,495,000     888,297
#   C Sun Manufacturing, Ltd.                             1,639,837   1,575,156
#   Cameo Communications, Inc.                            2,551,197     712,841
#   Capital Futures Corp.                                   174,000     276,712
    Capital Securities Corp.                             26,853,447  10,963,329
#   Career Technology MFG. Co., Ltd.                      2,262,000   3,400,415
*   Carnival Industrial Corp.                             4,823,000     796,158
#   Casetek Holdings, Ltd.                                1,759,000   6,483,254
#   Cathay Chemical Works                                   812,000     506,712
    Cathay Financial Holding Co., Ltd.                   51,601,000  96,498,057
    Cathay Real Estate Development Co., Ltd.              9,704,694   5,511,001
#   Celxpert Energy Corp.                                   332,000     484,703
#   Central Reinsurance Co., Ltd.                         1,653,016   1,005,960
#   Chain Chon Industrial Co., Ltd.                         513,000     299,969
    ChainQui Construction Development Co., Ltd.           1,126,173     823,003
*   Champion Building Materials Co., Ltd.                 5,542,828   1,621,224
    Chang Hwa Commercial Bank, Ltd.                      91,186,383  53,465,750
    Chang Wah Electromaterials, Inc.                         46,800     234,286
#   Charoen Pokphand Enterprise                             977,825   2,216,438
    CHC Healthcare Group                                    301,000     364,880
#   Cheng Loong Corp.                                    12,510,659   6,821,739
    Cheng Uei Precision Industry Co., Ltd.                6,662,635  10,487,836
    Chenming Mold Industry Corp.                            473,000     327,179
#   Chia Chang Co., Ltd.                                  1,615,000   1,315,936
#   Chia Hsin Cement Corp.                                6,587,191   3,063,203
    Chien Kuo Construction Co., Ltd.                      4,039,247   1,545,180
#*  Chimei Materials Technology Corp.                     2,619,000   1,100,670
#   Chin-Poon Industrial Co., Ltd.                        2,610,815   4,850,454
*   China Airlines, Ltd.                                 45,165,353  18,704,405
    China Bills Finance Corp.                             2,345,000   1,250,886
#   China Chemical & Pharmaceutical Co., Ltd.             4,047,264   2,578,259
    China Development Financial Holding Corp.           125,904,734  46,183,164
#*  China Electric Manufacturing Corp.                    4,019,200   1,434,342
#   China General Plastics Corp.                          5,533,541   6,372,234
#   China Glaze Co., Ltd.                                 1,794,799     752,033
    China Life Insurance Co., Ltd.                       13,687,085  14,077,774

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#*  China Man-Made Fiber Corp.                          13,030,303 $  4,269,870
#   China Metal Products                                 4,286,969    4,179,823
    China Motor Corp.                                    6,030,749    5,511,554
#*  China Petrochemical Development Corp.               25,818,397   13,503,896
    China Steel Corp.                                  102,033,320   87,212,056
#   China Steel Structure Co., Ltd.                      1,457,219    1,077,891
    China Synthetic Rubber Corp.                         8,443,233   14,222,269
    China Wire & Cable Co., Ltd.                         1,566,600    1,299,911
#   Chinese Maritime Transport, Ltd.                     1,371,270    1,414,281
#   Chipbond Technology Corp.                            6,695,000   15,448,502
#   ChipMOS TECHNOLOGIES, Inc.                           1,456,229    1,331,549
#   ChipMOS TECHNOLOGIES, Inc. ADR                          37,146      673,828
#   Chun YU Works & Co., Ltd.                            3,273,000    1,689,564
    Chun Yuan Steel                                      6,542,287    2,580,206
*   Chung Hung Steel Corp.                               5,577,000    2,476,978
#   Chung Hwa Pulp Corp.                                 6,040,353    2,370,697
#   Chung-Hsin Electric & Machinery Manufacturing
      Corp.                                              5,544,250    4,015,202
*   Chunghwa Picture Tubes, Ltd.                        51,746,412    4,282,449
    Chyang Sheng Dyeing & Finishing Co., Ltd.               96,000       76,168
    Clevo Co.                                            1,405,000    1,363,101
#*  CMC Magnetics Corp.                                 30,333,621    5,055,463
#*  CoAsia Microelectronics Corp.                          421,797      215,394
    Coland Holdings, Ltd.                                  116,000      140,921
    Collins Co., Ltd.                                    2,011,224      772,463
    Compal Electronics, Inc.                            69,018,332   51,379,787
    Compeq Manufacturing Co., Ltd.                       6,401,000    7,934,782
*   Concord Securities Co., Ltd.                         1,769,000      578,526
#   Continental Holdings Corp.                           6,238,540    3,482,390
#   Contrel Technology Co., Ltd.                           386,000      213,813
#   Coretronic Corp.                                     6,556,800    8,606,066
#   Coxon Precise Industrial Co., Ltd.                   1,930,000    2,068,231
#   Creative Sensor, Inc.                                  503,000      447,781
#*  CSBC Corp. Taiwan                                    6,239,654    3,055,835
    CTBC Financial Holding Co., Ltd.                   139,654,073  102,047,561
    CviLux Corp.                                            70,000       74,131
    CX Technology Co., Ltd.                                 42,162       37,109
    Cyberlink Corp.                                         35,000       78,136
    CyberTAN Technology, Inc.                              969,000      669,098
#   D-Link Corp.                                        10,196,552    4,562,976
#   DA CIN Construction Co., Ltd.                        2,293,579    1,444,905
    Da-Li Development Co., Ltd.                             91,077      104,463
*   Danen Technology Corp.                                 816,000      200,179
#   Darfon Electronics Corp.                             3,584,950    3,750,003
#   Darwin Precisions Corp.                              5,678,635    6,994,740
#   Delpha Construction Co., Ltd.                        1,614,016      835,574
#   Depo Auto Parts Ind Co., Ltd.                          278,000      871,881
    Dimerco Express Corp.                                  188,000      136,166
#*  Dynamic Electronics Co., Ltd.                        4,272,324    1,633,179
    Dynapack International Technology Corp.                512,000      812,243
    E Ink Holdings, Inc.                                 2,614,000    4,751,914
*   E-Ton Solar Tech Co., Ltd.                           3,546,443    1,015,201
    E.Sun Financial Holding Co., Ltd.                   93,453,033   61,500,000
#   Edimax Technology Co., Ltd.                          3,008,902    1,020,782

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
#*  Edison Opto Corp.                                    1,362,000 $    749,195
#   Edom Technology Co., Ltd.                              731,046      501,084
    Elite Semiconductor Memory Technology, Inc.            576,000      880,378
*   Elitegroup Computer Systems Co., Ltd.                4,868,395    3,125,302
    Emerging Display Technologies Corp.                     45,000       15,300
#   ENG Electric Co., Ltd.                               1,796,997      434,529
#   EnTie Commercial Bank Co., Ltd.                      2,299,232    1,060,134
*   Epileds Technologies, Inc.                              90,000       68,921
#*  Epistar Corp.                                       11,737,869   20,692,479
#   Eson Precision Ind. Co., Ltd.                          327,000      484,546
    Eternal Materials Co., Ltd.                          1,763,256    1,869,610
*   Etron Technology, Inc.                                 104,000       55,353
    Eva Airways Corp.                                   20,470,174   10,836,308
#   Everest Textile Co., Ltd.                            3,689,802    1,829,829
    Evergreen International Storage & Transport Corp.    8,759,000    4,189,811
*   Evergreen Marine Corp. Taiwan, Ltd.                 21,387,998   12,622,848
#   Everlight Chemical Industrial Corp.                    484,950      306,862
#   Everlight Electronics Co., Ltd.                      2,262,000    3,553,034
#   Excelsior Medical Co., Ltd.                          1,364,726    2,137,951
#   EZconn Corp.                                           173,000      250,965
    Far Eastern Department Stores, Ltd.                  9,648,445    5,177,710
    Far Eastern International Bank                      30,154,089    9,994,047
    Far Eastern New Century Corp.                       20,544,528   18,332,924
#*  Farglory F T Z Investment Holding Co., Ltd.          1,258,000      762,113
    Farglory Land Development Co., Ltd.                  3,224,264    3,561,119
#   Federal Corp.                                        7,113,160    3,278,855
    Feng Hsin Steel Co., Ltd.                              166,000      341,152
#*  First Copper Technology Co., Ltd.                    2,682,750    1,186,721
    First Financial Holding Co., Ltd.                  142,103,158   98,186,903
#   First Hotel                                          1,722,157      933,330
#   First Insurance Co., Ltd. (The)                      3,739,064    1,839,934
*   First Steamship Co., Ltd.                            9,048,360    2,588,537
#   FocalTech Systems Co., Ltd.                            874,000      904,138
    Forest Water Environment Engineering Co., Ltd.          32,000       70,518
#   Formosa Advanced Technologies Co., Ltd.              2,188,000    2,370,266
    Formosa Chemicals & Fibre Corp.                      2,330,000    8,693,101
#   Formosa Laboratories, Inc.                             278,000      546,170
    Formosa Taffeta Co., Ltd.                            8,572,511    9,539,074
    Formosan Rubber Group, Inc.                          5,540,957    3,012,026
#   Formosan Union Chemical                              3,240,572    2,021,859
#   Fortune Electric Co., Ltd.                             494,000      355,106
#   Founding Construction & Development Co., Ltd.        3,439,418    1,905,175
    Foxconn Technology Co., Ltd.                         8,029,142   22,912,732
#   Foxlink Image Technology Co., Ltd.                   1,510,000    1,102,542
#   Froch Enterprise Co., Ltd.                           2,358,734    1,360,908
#   FSP Technology, Inc.                                 1,976,292    1,658,070
    Fubon Financial Holding Co., Ltd.                   88,710,471  164,797,057
    Fulgent Sun International Holding Co., Ltd.             41,922      103,352
#   Fullerton Technology Co., Ltd.                       1,517,200    1,257,647
#   Fulltech Fiber Glass Corp.                           5,152,690    4,190,180
    Fwusow Industry Co., Ltd.                            2,842,119    1,726,985
#   G Shank Enterprise Co., Ltd.                         2,144,902    1,932,292
    Gallant Precision Machining Co., Ltd.                  723,000      526,671

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Gemtek Technology Corp.                               4,459,962 $ 4,297,318
*   Genesis Photonics, Inc.                                 542,810      65,599
    Getac Technology Corp.                                4,327,065   6,450,791
#   Giantplus Technology Co., Ltd.                        3,199,100   2,009,695
    Gigabyte Technology Co., Ltd.                         6,972,287  17,380,536
#*  Gigastorage Corp.                                     4,647,600   2,523,575
#*  Gintech Energy Corp.                                  7,370,044   4,423,583
    Global Brands Manufacture, Ltd.                       3,896,951   1,689,971
#   Global Lighting Technologies, Inc.                    1,040,000   1,519,462
    Global Mixed Mode Technology, Inc.                       73,000     171,223
    Globe Union Industrial Corp.                          3,136,625   2,098,151
    Gloria Material Technology Corp.                      7,458,116   5,178,777
#*  Gold Circuit Electronics, Ltd.                        6,141,965   2,158,269
#*  Goldsun Building Materials Co., Ltd.                 17,832,261   5,875,050
#   Good Will Instrument Co., Ltd.                          552,746     445,598
    Grand Fortune Securities Co., Ltd.                      213,000     111,712
    Grand Ocean Retail Group, Ltd.                          374,000     295,020
#   Grand Pacific Petrochemical                          13,808,000  13,602,566
#   Great China Metal Industry                              902,000     784,111
    Great Wall Enterprise Co., Ltd.                       6,765,597   7,887,722
#*  Green Energy Technology, Inc.                         3,165,880   1,898,290
#   Green Seal Holding, Ltd.                                853,000   1,835,542
#   GTM Holdings Corp.                                    1,899,000   1,160,021
#   Hannstar Board Corp.                                  4,499,635   3,112,778
#   HannStar Display Corp.                               40,927,435  14,969,884
*   HannsTouch Solution, Inc.                             3,013,481     929,783
    Hanpin Electron Co., Ltd.                               286,000     282,118
#*  Harvatek Corp.                                        2,493,553   1,747,796
#   Hey Song Corp.                                        2,920,500   3,126,513
#   Highwealth Construction Corp.                         1,712,000   2,689,407
#   Hiroca Holdings, Ltd.                                   867,000   3,330,322
*   HiTi Digital, Inc.                                      127,000      49,050
#   Hitron Technology, Inc.                               2,134,885   1,532,877
#*  Ho Tung Chemical Corp.                               12,183,475   3,970,914
#*  Hocheng Corp.                                         4,067,300   1,376,715
    Hold-Key Electric Wire & Cable Co., Ltd.                118,124      40,007
#   Holy Stone Enterprise Co., Ltd.                       1,923,055   7,381,928
    Hon Hai Precision Industry Co., Ltd.                 31,149,240  98,201,312
#   Hong Pu Real Estate Development Co., Ltd.             3,581,655   2,774,973
#   Hong TAI Electric Industrial                          2,998,000   1,167,991
    Hong YI Fiber Industry Co.                              659,000     492,353
*   Horizon Securities Co., Ltd.                          5,535,000   1,584,152
#   Hsin Kuang Steel Co., Ltd.                            3,124,124   3,318,320
    Hsing TA Cement Co.                                   1,771,542     838,799
#*  HTC Corp.                                             6,136,000  14,928,148
#*  HUA ENG Wire & Cable Co., Ltd.                        5,440,035   2,131,946
    Hua Nan Financial Holdings Co., Ltd.                 62,273,363  37,160,721
    Huaku Development Co., Ltd.                           2,049,000   5,100,543
#   Huang Hsiang Construction Corp.                       1,195,000   1,271,734
    Hung Ching Development & Construction Co., Ltd.       1,635,468   1,441,701
#   Hung Sheng Construction, Ltd.                         6,830,892   6,348,079
#   Huxen Corp.                                             275,281     426,595
*   Hwacom Systems, Inc.                                    333,000     161,517

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#*  I-Chiun Precision Industry Co., Ltd.                  2,708,000 $ 1,055,507
#*  Ichia Technologies, Inc.                              2,237,260   1,264,475
    Ideal Bike Corp.                                         93,254      42,373
    Infortrend Technology, Inc.                           1,077,000     530,859
#   Innolux Corp.                                       150,377,544  70,822,155
    Inpaq Technology Co., Ltd.                              357,000     333,119
    Inventec Corp.                                       31,534,277  25,737,344
    ITE Technology, Inc.                                  1,908,479   2,447,036
#   Jarllytec Co., Ltd.                                     530,000     908,442
    Jentech Precision Industrial Co., Ltd.                   38,000      91,574
    Jess-Link Products Co., Ltd.                          1,029,500   1,061,810
    Jih Sun Financial Holdings Co., Ltd.                  8,456,814   2,415,823
#   Jinli Group Holdings, Ltd.                            1,357,856   1,099,625
    Johnson Health Tech Co., Ltd.                           150,000     180,295
#   K Laser Technology, Inc.                              1,894,601   1,068,354
#   Kaulin Manufacturing Co., Ltd.                        2,227,656   1,924,754
    KEE TAI Properties Co., Ltd.                          1,968,000     705,002
#   Kenmec Mechanical Engineering Co., Ltd.               1,954,000     823,900
#   Kindom Construction Corp.                             5,359,000   4,105,324
    King Chou Marine Technology Co., Ltd.                   190,100     207,530
    King Yuan Electronics Co., Ltd.                      16,246,805  16,788,852
    King's Town Bank Co., Ltd.                           11,404,012  16,339,086
*   King's Town Construction Co., Ltd.                      169,380     133,392
#   Kinko Optical Co., Ltd.                               1,853,000   2,382,223
#   Kinpo Electronics                                    19,480,375   7,186,913
#   Kinsus Interconnect Technology Corp.                  2,761,000   4,772,644
#   KNH Enterprise Co., Ltd.                              1,687,078     704,713
#   KS Terminals, Inc.                                       92,880     184,798
#   Kung Sing Engineering Corp.                           3,317,000   1,927,982
#*  Kuo Toong International Co., Ltd.                     1,048,160     754,075
#*  Kuoyang Construction Co., Ltd.                        6,327,840   3,489,694
    Kwong Fong Industries Corp.                           1,529,649     880,536
#*  KYE Systems Corp.                                     3,758,909   1,404,708
#   L&K Engineering Co., Ltd.                             2,117,000   2,524,961
*   LAN FA Textile                                        2,854,713     894,994
    LCY Chemical Corp.                                    2,528,000   3,912,693
#   Leader Electronics, Inc.                              1,966,056     613,773
#*  Lealea Enterprise Co., Ltd.                          10,699,941   4,218,022
#   Ledtech Electronics Corp.                               660,000     299,480
    LEE CHI Enterprises Co., Ltd.                         3,071,900   1,211,934
*   Leofoo Development Co., Ltd.                          4,865,908   1,348,249
*   LES Enphants Co., Ltd.                                  877,000     362,497
#*  Lextar Electronics Corp.                              4,344,000   3,615,241
#*  Li Peng Enterprise Co., Ltd.                          8,688,381   2,579,990
#   Lien Hwa Industrial Corp.                             8,625,904  11,172,559
#   Lingsen Precision Industries, Ltd.                    5,390,480   2,821,995
#   Lite-On Semiconductor Corp.                           3,397,729   5,200,515
    Lite-On Technology Corp.                             29,285,738  43,037,848
    Long Bon International Co., Ltd.                        588,000     296,277
#   Long Chen Paper Co., Ltd.                             9,904,971  11,340,015
#   Longwell Co.                                            557,000   1,507,440
#   Lucky Cement Corp.                                    3,348,000     975,789
#*  LuxNet Corp.                                            382,000     478,901

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
    Macroblock, Inc.                                        72,300 $    165,081
#*  Macronix International                              22,557,677   35,311,398
#   Marketech International Corp.                        1,965,000    2,705,103
    Masterlink Securities Corp.                         17,463,489    5,387,508
#   Mayer Steel Pipe Corp.                               2,308,456    1,120,098
#   Maywufa Co., Ltd.                                      252,070      118,557
    MediaTek, Inc.                                       2,336,000   23,902,396
    Mega Financial Holding Co., Ltd.                   123,127,796  106,803,468
    Meiloon Industrial Co.                                 707,648      823,856
    Mercuries & Associates Holding, Ltd.                 2,975,736    2,547,895
#*  Mercuries Life Insurance Co., Ltd.                   8,405,468    4,612,101
#   MIN AIK Technology Co., Ltd.                         1,370,600    1,254,498
    Mitac Holdings Corp.                                 9,144,754   10,647,771
*   Mosel Vitelic, Inc.                                    279,067      219,626
#*  Motech Industries, Inc.                              6,094,658    4,735,124
    MPI Corp.                                               47,000      111,348
    Nan Ren Lake Leisure Amusement Co., Ltd.             1,652,000      461,452
#   Nan Ya Printed Circuit Board Corp.                   3,428,000    3,081,233
#   Nantex Industry Co., Ltd.                            1,811,390    1,437,819
#*  Neo Solar Power Corp.                                5,692,056    2,712,057
    New Asia Construction & Development Corp.            1,810,304      434,875
    New Era Electronics Co., Ltd.                          203,000      137,846
#   Nien Hsing Textile Co., Ltd.                         2,158,061    1,863,282
#   Nishoku Technology, Inc.                               330,000      808,238
    O-Bank Co., Ltd.                                       180,000       55,513
*   Ocean Plastics Co., Ltd.                               265,000      265,678
*   Optimax Technology Corp.                               499,597       84,837
#   OptoTech Corp.                                       6,146,387    4,790,030
*   Orient Semiconductor Electronics, Ltd.               1,995,000      622,156
    Oriental Union Chemical Corp.                        1,085,000    1,110,669
    P-Two Industries, Inc.                                  28,000       20,382
#   Pacific Construction Co.                             2,487,452    1,049,401
    Pan Jit International, Inc.                          4,677,837    5,833,380
#   Pan-International Industrial Corp.                   5,339,444    4,639,301
#   Paragon Technologies Co., Ltd.                         817,191      932,896
#   Pegatron Corp.                                      25,556,998   69,145,002
#*  Phihong Technology Co., Ltd.                         3,918,882    1,787,289
    Plastron Precision Co., Ltd.                            32,560       22,668
    Plotech Co., Ltd.                                      330,000      204,000
    Pou Chen Corp.                                      15,317,550   20,589,851
#   Powertech Industrial Co., Ltd.                         124,000       66,619
*   President Securities Corp.                          13,518,324    7,145,951
*   Prime Electronics & Satellitics, Inc.                  406,000      125,930
    Prince Housing & Development Corp.                   6,585,018    2,843,611
    Promate Electronic Co., Ltd.                           157,000      156,251
*   Promise Technology, Inc.                               909,000      324,079
#   Qisda Corp.                                         26,107,171   19,021,085
    Qualipoly Chemical Corp.                               276,756      322,036
#   Quanta Storage, Inc.                                 2,273,000    2,490,518
#   Quintain Steel Co., Ltd.                             4,161,684    1,627,517
#   Radiant Opto-Electronics Corp.                       4,795,000   12,171,318
*   Radium Life Tech Co., Ltd.                           8,933,124    3,725,089
#   Rich Development Co., Ltd.                           7,252,054    2,490,051

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
*   Ritek Corp.                                          25,846,669 $ 4,975,024
#   Rotam Global Agrosciences, Ltd.                         415,693     388,468
#*  Ruentex Development Co., Ltd.                         5,405,200   6,203,296
    Sampo Corp.                                           6,443,925   2,955,585
    San Fang Chemical Industry Co., Ltd.                     23,000      26,437
    San Far Property, Ltd.                                   71,000      31,578
    Sanyang Motor Co., Ltd.                               2,641,624   1,908,149
#   SCI Pharmtech, Inc.                                      91,000     187,787
#   Sesoda Corp.                                          1,687,713   1,835,328
    Shan-Loong Transportation Co., Ltd.                     235,000     261,982
    Sharehope Medicine Co., Ltd.                             79,150      97,923
    Sheng Yu Steel Co., Ltd.                              1,989,000   1,910,513
#   ShenMao Technology, Inc.                              1,168,000   1,073,875
#   Shih Her Technologies, Inc.                             411,000     569,757
*   Shih Wei Navigation Co., Ltd.                         3,213,288   1,015,780
#   Shihlin Electric & Engineering Corp.                  4,496,000   6,329,963
#   Shin Kong Financial Holding Co., Ltd.               107,408,430  39,406,808
#   Shin Zu Shing Co., Ltd.                               1,536,000   4,449,014
*   Shining Building Business Co., Ltd.                     294,945     113,683
#   Shinkong Insurance Co., Ltd.                          3,492,412   3,543,096
    Shinkong Synthetic Fibers Corp.                      20,906,754   6,979,772
#   Shuttle, Inc.                                         4,367,015   3,239,239
#   Sigurd Microelectronics Corp.                         6,043,047   7,531,037
#*  Silicon Integrated Systems Corp.                      4,978,808   1,724,110
#*  Silitech Technology Corp.                               824,803     517,604
    Simplo Technology Co., Ltd.                             473,000   3,018,618
    Sincere Navigation Corp.                              4,986,740   3,450,599
    Sinher Technology, Inc.                                 188,000     318,480
    Sino-American Silicon Products, Inc.                  7,208,000  25,077,256
#   Sinon Corp.                                           5,544,877   3,196,207
    SinoPac Financial Holdings Co., Ltd.                119,993,133  41,345,363
    Sinphar Pharmaceutical Co., Ltd.                         18,000      13,953
    Sirtec International Co., Ltd.                          276,000     378,453
#   Siward Crystal Technology Co., Ltd.                   2,327,875   1,765,806
*   Solar Applied Materials Technology Co.                2,393,438   1,839,792
#*  Solartech Energy Corp.                                4,352,165   2,261,292
#   Solomon Technology Corp.                                396,000     343,040
    Solteam Electronics Co., Ltd.                            39,390      54,067
    Southeast Cement Co., Ltd.                            3,186,700   1,530,600
#   Spirox Corp.                                            505,563     546,383
    Standard Chemical & Pharmaceutical Co., Ltd.            114,000     137,755
    Stark Technology, Inc.                                1,468,160   1,835,670
    Sunko INK Co., Ltd.                                      76,000      33,891
#   Sunplus Technology Co., Ltd.                          7,074,620   4,426,384
#   Sunrex Technology Corp.                               1,497,949     892,092
#   Sunspring Metal Corp.                                   667,000     816,132
#   Supreme Electronics Co., Ltd.                         4,785,441   4,648,716
    Sweeten Real Estate Development Co., Ltd.             1,174,925     686,587
    Syncmold Enterprise Corp.                                68,000     147,985
    Synnex Technology International Corp.                 5,999,550   8,483,318
    Sysage Technology Co., Ltd.                             134,186     143,984
    Systex Corp.                                          1,007,801   2,069,095
#   T-Mac Techvest PCB Co., Ltd.                          1,603,000     667,705

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   T3EX Global Holdings Corp.                              235,499 $   187,838
#   TA Chen Stainless Pipe                               10,037,611   8,372,327
#*  Ta Ya Electric Wire & Cable                           7,029,329   3,202,406
#   TA-I Technology Co., Ltd.                             1,472,170   1,636,730
#   Tah Hsin Industrial Corp.                             1,477,900   1,332,545
    TAI Roun Products Co., Ltd.                              63,000      22,907
#   Tai Tung Communication Co., Ltd.                        421,000     298,231
    Tai-Saw Technology Co., Ltd.                             37,000      24,468
#   Taichung Commercial Bank Co., Ltd.                   33,908,654  11,747,731
#   Taiflex Scientific Co., Ltd.                            838,960   1,522,926
#   Tainan Enterprises Co., Ltd.                          1,134,183     937,895
#   Tainan Spinning Co., Ltd.                            18,358,485   8,677,439
#*  Tainergy Tech Co., Ltd.                               2,172,000     923,779
    Taishin Financial Holding Co., Ltd.                 118,523,679  59,710,510
#*  Taisun Enterprise Co., Ltd.                           2,234,425   1,246,217
#*  Taita Chemical Co., Ltd.                              2,481,864   1,178,498
    Taiwan Business Bank                                 58,137,385  17,232,944
    Taiwan Cement Corp.                                  59,430,725  76,753,174
#   Taiwan Chinsan Electronic Industrial Co., Ltd.          365,000     874,997
    Taiwan Cogeneration Corp.                             2,535,333   2,295,752
    Taiwan Cooperative Financial Holding Co., Ltd.      101,930,111  60,664,114
    Taiwan Fertilizer Co., Ltd.                           5,320,000   7,291,931
    Taiwan Fire & Marine Insurance Co., Ltd.              1,343,000     962,364
    Taiwan FU Hsing Industrial Co., Ltd.                    667,000     856,725
*   Taiwan Glass Industry Corp.                          13,321,982   8,866,401
    Taiwan Hon Chuan Enterprise Co., Ltd.                   650,932   1,254,933
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.        1,732,000   1,187,537
#*  Taiwan Land Development Corp.                         9,876,322   3,439,965
#   Taiwan Line Tek Electronic                              146,771     157,153
#*  Taiwan Mask Corp.                                     2,534,250   1,663,794
*   Taiwan Navigation Co., Ltd.                           1,597,000     903,478
    Taiwan PCB Techvest Co., Ltd.                         3,813,946   4,090,196
#*  Taiwan Prosperity Chemical Corp.                        707,000     886,489
#*  Taiwan Pulp & Paper Corp.                             3,909,660   2,561,628
#   Taiwan Sakura Corp.                                     282,177     391,955
    Taiwan Shin Kong Security Co., Ltd.                      39,000      51,820
#   Taiwan Styrene Monomer                                3,118,647   2,281,090
    Taiwan Surface Mounting Technology Corp.              3,083,991   3,218,342
#   Taiwan TEA Corp.                                      8,595,092   4,508,522
#   Taiyen Biotech Co., Ltd.                              1,758,217   1,699,941
#*  Tatung Co., Ltd.                                     28,469,342  23,345,884
    Te Chang Construction Co., Ltd.                          80,260      55,188
    Teco Electric and Machinery Co., Ltd.                26,390,725  25,413,154
#   Test Rite International Co., Ltd.                     1,514,266   1,186,704
*   Tex-Ray Industrial Co., Ltd.                            444,000     196,220
    Thye Ming Industrial Co., Ltd.                           26,000      35,515
    Ton Yi Industrial Corp.                               3,205,600   1,523,053
#   Tong-Tai Machine & Tool Co., Ltd.                     3,235,447   2,259,109
#   Topoint Technology Co., Ltd.                          2,234,288   1,602,094
*   TPK Holding Co., Ltd.                                 3,663,000  13,028,034
    Tripod Technology Corp.                               2,828,000   9,115,104
#   TrueLight Corp.                                         229,000     314,457
    Tsann Kuen Enterprise Co., Ltd.                         134,000     109,885

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
*   TSEC Corp.                                            1,723,684 $   579,617
#   Tung Ho Steel Enterprise Corp.                       12,781,274  11,437,617
#   TXC Corp.                                             1,215,000   1,709,879
#   TYC Brother Industrial Co., Ltd.                      1,472,723   1,625,736
*   Tycoons Group Enterprise                              7,363,938   1,714,981
#   Tyntek Corp.                                          3,017,097   1,760,655
    U-Ming Marine Transport Corp.                         1,121,000   1,487,283
    UDE Corp.                                               304,000     568,465
#   Unimicron Technology Corp.                           22,428,363  16,343,893
#   Union Bank Of Taiwan                                 12,985,837   4,240,298
#   Unitech Computer Co., Ltd.                            1,606,739   1,097,092
#*  Unitech Printed Circuit Board Corp.                   7,109,281   5,647,619
#   United Microelectronics Corp.                       203,709,681  99,420,130
    United Radiant Technology                                95,000      62,082
#*  Unity Opto Technology Co., Ltd.                       2,924,000   1,183,130
    Univacco Technology, Inc.                                46,000      28,390
#   Universal Cement Corp.                                6,004,583   4,701,039
#   Unizyx Holding Corp.                                  4,362,000   2,310,613
    UPC Technology Corp.                                 12,688,214   7,995,909
    USI Corp.                                             7,573,184   4,037,681
#   Usun Technology Co., Ltd.                               217,000     393,686
#   Ve Wong Corp.                                         1,616,806   1,483,318
    Victory New Materials, Ltd. Co.                         744,700   1,174,387
#*  Wafer Works Corp.                                     4,540,092   7,474,032
*   Wah Hong Industrial Corp.                               395,516     276,147
    Wah Lee Industrial Corp.                              2,043,000   4,009,280
#   Walsin Lihwa Corp.                                   32,111,412  18,435,916
#   Walsin Technology Corp.                               4,539,797  15,270,980
#   Walton Advanced Engineering, Inc.                     3,931,853   1,929,652
    Wan Hai Lines, Ltd.                                   8,094,000   5,165,062
    Waterland Financial Holdings Co., Ltd.               34,010,112  11,643,725
#   Weikeng Industrial Co., Ltd.                          2,190,072   1,518,321
#   Well Shin Technology Co., Ltd.                        1,009,080   1,951,101
    Wha Yu Industrial Co., Ltd.                             302,000     215,657
#   Winbond Electronics Corp.                            45,260,572  36,598,628
    Winstek Semiconductor Co., Ltd.                          68,000      69,352
    Wintek Corp.                                         20,783,484     244,663
#   Wisdom Marine Lines Co., Ltd.                         2,878,953   2,867,729
#   Wistron Corp.                                        41,811,309  35,083,776
    WPG Holdings, Ltd.                                    9,186,092  12,522,835
    WT Microelectronics Co., Ltd.                         7,539,751  12,148,186
#   WUS Printed Circuit Co., Ltd.                         3,154,739   2,009,363
    Xxentria Technology Materials Corp.                     259,000     568,184
*   Yang Ming Marine Transport Corp.                     11,032,759   4,385,601
#   YC Co., Ltd.                                          6,822,177   3,451,784
#   YC INOX Co., Ltd.                                     4,977,833   4,558,295
    Yea Shin International Development Co., Ltd.            258,147     157,545
#   Yeong Guan Energy Technology Group Co., Ltd.          1,042,000   2,647,567
#*  YFY, Inc.                                            20,003,847   9,327,272
#   Yi Jinn Industrial Co., Ltd.                          2,927,142   1,375,758
#   Yieh Phui Enterprise Co., Ltd.                       17,489,345   6,928,911
#*  Young Fast Optoelectronics Co., Ltd.                  1,525,000     983,924
    Youngtek Electronics Corp.                              943,047   1,919,133

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
    Yuanta Financial Holding Co., Ltd.               116,044,918 $   55,660,574
#   Yulon Motor Co., Ltd.                             12,005,572      9,788,240
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.     243,687        683,938
    Yungshin Construction & Development Co., Ltd.         47,000         51,550
#   Zenitron Corp.                                     2,765,000      1,973,738
#   Zero One Technology Co., Ltd.                        412,000        270,384
    Zhen Ding Technology Holding, Ltd.                 3,172,000      7,251,865
#   Zig Sheng Industrial Co., Ltd.                     4,684,352      1,904,474
    Zinwell Corp.                                        492,000        488,532
    ZongTai Real Estate Development Co., Ltd.          1,481,844      1,006,071
                                                                 --------------
TOTAL TAIWAN                                                      3,413,683,187
                                                                 --------------
THAILAND -- (2.8%)
    AAPICO Hitech PCL(B013L48)                           681,760        718,329
    AAPICO Hitech PCL(B013KZ2)                           123,300        129,914
    AJ Plast PCL                                       1,411,400        644,413
    AP Thailand PCL                                   19,828,930      5,603,002
    Asia Aviation PCL(B8J72C3)                         4,322,900        786,735
    Asia Aviation PCL(B86KK09)                           405,600         73,816
    Asia Plus Group Holdings PCL                       4,806,900        635,395
    Bangchak Corp. PCL                                 7,893,100     10,521,613
    Bangkok Airways PCL                                2,970,100      1,375,046
    Bangkok Bank PCL                                   1,684,653     11,134,201
    Bangkok Insurance PCL                                212,828      2,650,157
    Bangkok Land PCL                                  95,225,996      5,259,929
    Bangkok Ranch PCL                                  1,473,400        341,065
    Banpu PCL                                         18,451,650     13,432,236
    Cal-Comp Electronics Thailand PCL Class F         28,790,114      2,592,213
    Charoen Pokphand Foods PCL                        20,383,700     15,749,858
    Charoong Thai Wire & Cable PCL Class F             1,255,800        449,073
*   G J Steel PCL                                     27,256,975        304,596
    GFPT PCL                                           1,208,500        517,047
    Golden Land Property Development PCL               1,252,000        351,775
    Hana Microelectronics PCL                            967,700      1,313,131
    ICC International PCL                              2,649,700      3,362,886
    IRPC PCL                                          67,148,000     15,757,912
    Kasikornbank PCL                                   1,145,700      8,413,506
    KGI Securities Thailand PCL                       10,760,800      1,735,059
    Khon Kaen Sugar Industry PCL                       9,875,054      1,380,994
    Kiatnakin Bank PCL                                 3,265,200      8,522,672
    Krung Thai Bank PCL                               37,854,400     24,172,669
    Laguna Resorts & Hotels PCL                        1,022,500        806,378
    LH Financial Group PCL                            13,743,346        759,131
    LPN Development PCL                                2,225,501        845,577
    MBK PCL                                              221,600        151,412
*   MCOT PCL                                           1,028,300        357,869
*   Millcon Steel PCL                                  1,630,700         92,156
    MK Real Estate Development PCL                     2,855,400        333,677
*   Nation Multimedia Group PCL                        2,644,800         37,156
    Padaeng Industry PCL                                 609,500        441,751
    Polyplex Thailand PCL                              4,728,725      2,219,421
*   Precious Shipping PCL                              8,700,950      3,167,012

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Property Perfect PCL                                37,629,600 $  1,009,223
    Pruksa Holding PCL                                   2,692,100    2,080,103
    PTT Exploration & Production PCL                    20,043,700   76,155,821
    PTT Global Chemical PCL                             18,281,541   56,181,300
    PTT PCL                                             15,249,850  239,557,031
    Quality Houses PCL                                  34,843,597    3,560,010
*   Regional Container Lines PCL                         4,450,000    1,335,568
    Rojana Industrial Park PCL                           6,758,573    1,640,011
    Saha Pathana Inter-Holding PCL                       2,787,000    6,762,835
    Saha Pathanapibul PCL                                1,594,833    2,673,331
    Saha-Union PCL                                       2,589,900    3,721,121
    Sahaviriya Steel Industries PCL                     90,527,440       27,170
    Sansiri PCL                                         84,786,666    5,901,498
    SC Asset Corp. PCL                                  28,480,653    3,673,750
    Sena Development PCL                                   121,700       16,864
    Siam Commercial Bank PCL (The)                       1,470,200    7,393,247
    Siam Future Development PCL                          5,994,346    1,722,513
    Somboon Advance Technology PCL                       2,469,600    1,592,782
    Sri Ayudhya Capital PCL                                 85,100       92,382
    Sri Trang Agro-Industry PCL                          7,623,240    3,018,141
    Srithai Superware PCL                               18,906,200      863,214
    STP & I PCL                                            892,700      168,165
    SVI PCL                                                924,300      125,719
*   Tata Steel Thailand PCL                             48,246,800    1,540,447
*   Thai Airways International PCL                      14,600,811    7,691,998
    Thai Oil PCL                                         6,694,100   21,907,575
    Thai Rayon PCL                                          58,700      107,298
    Thai Stanley Electric PCL                               43,100      312,379
    Thai Stanley Electric PCL Class F                      174,600    1,265,460
    Thai Wacoal PCL                                         85,000      127,893
    Thai Wah PCL Class F                                   154,900       51,930
    Thaicom PCL                                          4,888,100    1,826,014
    Thanachart Capital PCL                               7,128,300   13,428,151
    Thitikorn PCL                                        1,465,100      799,911
    Thoresen Thai Agencies PCL                           6,363,878    1,788,063
    TMB Bank PCL                                        79,087,400    7,322,907
    TPI Polene PCL                                      68,159,640    4,657,140
*   True Corp. PCL                                       4,485,700      966,746
    Vinythai PCL                                         6,482,517    5,898,842
                                                                   ------------
TOTAL THAILAND                                                      636,105,335
                                                                   ------------
TURKEY -- (1.4%)
    Adana Cimento Sanayii TAS Class A                      117,337      194,809
    Akbank Turk A.S.                                    18,431,086   53,421,222
#*  Akenerji Elektrik Uretim A.S.                        2,703,487      732,896
#   Alarko Holding A.S.                                    625,559    1,191,639
#   Albaraka Turk Katilim Bankasi A.S.                   3,604,433    1,532,260
    Anadolu Anonim Turk Sigorta Sirketi                  3,777,965    3,751,338
    Anadolu Cam Sanayii A.S.                             3,435,373    3,005,720
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                 403,271    1,110,136
#*  Baticim Bati Anadolu Cimento Sanayii A.S.              406,172    1,107,630
#*  Bera Holding A.S.                                      152,219      242,537

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.      713,646 $     2,753,597
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.         93,735         228,451
#*  Dogan Sirketler Grubu Holding A.S.               16,723,595       3,781,279
#   Eczacibasi Yatirim Holding Ortakligi A.S.           344,745       1,027,776
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.               1,908,942       2,394,854
#   Enka Insaat ve Sanayi A.S.                        2,463,075       3,699,767
#*  Global Yatirim Holding A.S.                       2,120,952       2,731,904
#*  GSD Holding AS                                    3,856,556         892,484
#*  Ihlas Holding A.S.                               16,523,649       2,284,940
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve
      Uretim A.S.                                     1,550,008       2,146,151
#*  Is Finansal Kiralama A.S.                         1,935,842         777,207
    Is Yatirim Menkul Degerler A.S. Class A             178,455         117,318
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A                                    2,493,147       2,082,010
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B                                      808,610         677,169
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D                                    8,730,378       7,839,099
*   Koza Anadolu Metal Madencilik Isletmeleri A.S.      846,192       1,286,736
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.      2,519,067         609,247
*   NET Holding A.S.                                     13,395           8,733
#*  Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S.                                      702,352         747,499
    Pinar Entegre Et ve Un Sanayi A.S.                  244,757         716,961
    Pinar SUT Mamulleri Sanayii A.S.                     93,174         320,950
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.                                            1,522,526       1,332,941
#*  Sekerbank TAS                                     4,091,870       2,020,192
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.         2,050,499       2,177,183
    Trakya Cam Sanayii A.S.                           6,814,075       8,756,552
    Turcas Petrol A.S.                                  195,565         126,258
*   Turk Hava Yollari AO                              7,297,121      31,970,201
    Turkiye Garanti Bankasi A.S.                     14,090,688      45,965,151
#   Turkiye Halk Bankasi A.S.                         6,560,862      17,659,744
    Turkiye Is Bankasi Class C                       24,882,081      53,166,925
    Turkiye Sinai Kalkinma Bankasi A.S.              12,153,251       5,235,364
    Turkiye Sise ve Cam Fabrikalari A.S.             11,650,993      15,465,138
#   Turkiye Vakiflar Bankasi TAO Class D              9,941,943      19,851,702
#*  Yapi ve Kredi Bankasi A.S.                        7,850,923       9,715,099
#*  Zorlu Enerji Elektrik Uretim A.S.                   491,785         262,516
                                                                ---------------
TOTAL TURKEY                                                        317,119,285
                                                                ---------------
TOTAL COMMON STOCKS                                              21,141,576,786
                                                                ---------------
PREFERRED STOCKS -- (1.9%)

BRAZIL -- (1.8%)
    Banco ABC Brasil SA                               1,401,113       8,337,607
    Banco Bradesco SA                                   105,800       1,354,235
    Banco Bradesco SA ADR                                85,538       1,086,333
    Banco do Estado do Rio Grande do Sul SA Class B   2,222,268      11,653,583
*   Banco Pan SA                                      1,795,792       1,115,208
*   Banco Pine SA                                       427,430         449,042
    Cia Brasileira de Distribuicao                    1,349,656      31,901,392
    Cia Ferro Ligas da Bahia - Ferbasa                  952,634       7,024,444
    Eucatex SA Industria e Comercio                     353,288         478,483
    Marcopolo SA                                      4,407,645       5,779,686
*   Petroleo Brasileiro SA                           12,766,590      79,025,961

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
#*  Petroleo Brasileiro SA Sponsored ADR                17,627,348 $218,402,842
    Randon SA Implementos e Participacoes                2,784,800    7,471,569
    Unipar Carbocloro SA                                   929,674    6,224,669
*   Usinas Siderurgicas de Minas Gerais SA Class A       6,444,866   24,025,145
                                                                   ------------
TOTAL BRAZIL                                                        404,330,199
                                                                   ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                  1,266,313    1,273,901
    Grupo Argos SA                                         332,414    2,122,393
    Grupo de Inversiones Suramericana SA                 1,042,360   14,045,073
                                                                   ------------
TOTAL COLOMBIA                                                       17,441,367
                                                                   ------------
MALAYSIA -- (0.0%)
    SP Setia Bhd Group, 5.930%                           2,243,488      500,759
                                                                   ------------
TOTAL PREFERRED STOCKS                                              422,272,325
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Banco ABC Brasil SA Rights 02/02/18                     51,196      104,336
*   Profarma Distribuidora de Produtos Farmaceuticos
      SA Rights 02/09/18                                    34,417          649
                                                                   ------------
TOTAL BRAZIL                                                            104,985
                                                                   ------------
CHINA -- (0.0%)
*   Agile Group Holdings, Ltd. Rights 02/01/18             314,219           --
                                                                   ------------
INDIA -- (0.0%)
*   Piramal Enterprises , Ltd. Rights 03/30/18              29,353      167,524
*   TATA Steel, Ltd. Rights 02/28/18(BG02FM4)              402,179      569,404
*   TATA Steel, Ltd. Rights 02/28/18(BG026Z4)              804,358    2,466,678
                                                                   ------------
TOTAL INDIA                                                           3,203,606
                                                                   ------------
INDONESIA -- (0.0%)
*   Medco Energi Internasional Tbk PT Warrants 12/11/20 32,302,167    1,507,925
                                                                   ------------
MALAYSIA -- (0.0%)
*   Sunway Bhd Warrants 10/03/24                         1,280,929      182,391
                                                                   ------------
PHILIPPINES -- (0.0%)
*   Robinson Land Co. Rights 02/08/18                    7,430,058      391,056
                                                                   ------------
POLAND -- (0.0%)
*   Hawe SA Rights 09/30/15                                952,876           --
                                                                   ------------
SOUTH KOREA -- (0.0%)
*   Ajin Industrial Co., Ltd. Rights 03/13/18               20,354       31,069
*   Hyundai Heavy Industries Co., Ltd. Rights 03/09/18      18,060      558,112
*   Mirae Asset Daewoo Co., Ltd. Rights 02/22/18           553,448           --

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
SOUTH KOREA -- (Continued)
*     RTS Asia Cement Rights 02/06/18                     2,356 $        58,467
                                                                ---------------
TOTAL SOUTH KOREA                                                       647,648
                                                                ---------------
TAIWAN -- (0.0%)
*     Casetek Holdings, Ltd. Rights 02/05/18            329,935         175,464
                                                                ---------------
TOTAL RIGHTS/WARRANTS                                                 6,213,075
                                                                ---------------
TOTAL INVESTMENT SECURITIES                                      21,570,062,186
                                                                ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund                 66,928,186     774,426,035
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $17,158,067,823)^^          $22,344,488,221
                                                                ===============

At January 31, 2018, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                   UNREALIZED
                  NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION       CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------       --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
Mini MSCI
  Emerging
  Markets
  Index(R)            650    03/16/18  $ 36,395,453 $ 40,878,500   $4,483,047
S&P 500 Emini
  Index(R)          1,151    03/16/18   157,160,926  162,624,790    5,463,864
                                       ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                $193,556,379 $203,503,290   $9,946,911
                                       ============ ============   ==========

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of January 31, 2018, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil                $  628,383,113 $   823,840,776   --    $ 1,452,223,889
   Chile                     88,734,746     265,054,070   --        353,788,816
   China                    296,492,000   3,581,380,821   --      3,877,872,821
   Colombia                  46,036,312              --   --         46,036,312
   Czech Republic                    --      63,709,716   --         63,709,716
   Greece                            --       6,752,723   --          6,752,723
   Hungary                           --      79,670,562   --         79,670,562
   India                    174,739,337   2,452,395,969   --      2,627,135,306
   Indonesia                  2,719,669     617,633,147   --        620,352,816
   Malaysia                      75,401     634,147,729   --        634,223,130
   Mexico                   811,127,039              --   --        811,127,039
   Philippines                       --     210,639,686   --        210,639,686
   Poland                            --     327,962,829   --        327,962,829
   Russia                   119,303,103     276,876,157   --        396,179,260
   South Africa             162,448,428   1,383,283,063   --      1,545,731,491
   South Korea              459,738,579   3,261,524,004   --      3,721,262,583
   Taiwan                    45,003,289   3,368,679,898   --      3,413,683,187
   Thailand                 636,078,165          27,170   --        636,105,335
   Turkey                            --     317,119,285   --        317,119,285
Preferred Stocks
   Brazil                   219,489,175     184,841,024   --        404,330,199
   Colombia                  17,441,367              --   --         17,441,367
   Malaysia                     500,759              --   --            500,759
Rights/Warrants
   Brazil                            --         104,985   --            104,985
   India                             --       3,203,606   --          3,203,606
   Indonesia                         --       1,507,925   --          1,507,925
   Malaysia                          --         182,391   --            182,391
   Philippines                       --         391,056   --            391,056
   South Korea                       --         647,648   --            647,648
   Taiwan                            --         175,464   --            175,464
Securities Lending
  Collateral                         --     774,426,035   --        774,426,035
Futures Contracts**           9,946,911              --   --          9,946,911
                         -------------- ---------------   --    ---------------
TOTAL                    $3,718,257,393 $18,636,177,739   --    $22,354,435,132
                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2018, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $1,036,156 (in thousands), that transferred from Level 1 to Level 2 because the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Fund:

2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2018, the total cost of securities for federal income tax purposes was $17,293,489,221, for the Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

OTHER

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

    (a)Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:    /s/ David P. Butler
       ----------------------------------------
       David P. Butler
       Co-Chief Executive Officer

Date:  March 27, 2018

By:    /s/ Gerard K. O'Reilly
       ----------------------------------------
       Gerard K. O'Reilly
       Co-Chief Executive Officer and
       Chief Investment Officer

Date:  March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ David P. Butler
       ----------------------------------------
       David P. Butler
       Co-Principal Executive Officer
       Dimensional Emerging Markets Value Fund

Date:  March 27, 2018

By:    /s/ Gerard K. O'Reilly
       ----------------------------------------
       Gerard K. O'Reilly
       Co-Principal Executive Officer
       Dimensional Emerging Markets Value Fund

Date:  March 27, 2018

By:    /s/ Gregory K. Hinkle
       ----------------------------------------
       Gregory K. Hinkle
       Principal Financial Officer
       Dimensional Emerging Markets Value Fund

Date:  March 27, 2018